UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07462

                                WM Variable Trust
               (Exact name of registrant as specified in charter)

                         1201 Third Avenue, 22nd Floor,
                          Seattle, WA 98101 (Address of
                        principal executive offices) (Zip
                                      code)

                                Jeffrey L. Lunzer
                1201 Third Avenue, 22nd Floor, Seattle, WA 98101
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (206) 461-3800

                   Date of fiscal year end: December 31, 2006

                    Date of reporting period: March 31, 2006

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT REIT FUND

MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                       VALUE
         SHARES                                                       (000S)
         ------                                                       ------

REAL ESTATE INVESTMENT TRUSTS (REITs) - 87.8%
         DIVERSIFIED - 3.9%
         18,900   iStar Financial, Inc. .....................   $        723
         14,800   Vornado Realty Trust ......................          1,421
                                                                ------------
                  Total Diversified .........................          2,144
                                                                ------------
         HEALTH CARE - 7.1%
         45,700   Health Care Property Investors, Inc. ......          1,298
          8,000   Health Care REIT, Inc. ....................            305
         30,800   Healthcare Realty Trust, Inc. .............          1,151
         51,000   Nationwide Health Properties, Inc. ........          1,097
                                                                ------------
                  Total Health Care .........................          3,851
                                                                ------------
       INDUSTRIAL/OFFICE - 23.8%
         INDUSTRIAL - 6.8%
         21,300   AMB Property Corporation ..................          1,156
         13,400   EastGroup Properties, Inc. ................            636
         35,200   ProLogis ..................................          1,883
                                                                ------------
                                                                       3,675
                                                                ------------
         MIXED - 2.1%
         29,400   Duke Realty Corporation ...................          1,116
                                                                ------------
         OFFICE - 14.9%
         23,100   Alexandria Real Estate Equities, Inc. .....          2,202
         17,100   Boston Properties, Inc. ...................          1,595
         48,500   Corporate Office Properties Trust .........          2,218
         20,300   SL Green Realty Corporation** .............          2,060
                                                                ------------
                                                                       8,075
                                                                ------------
                  Total Industrial/Office ...................         12,866
                                                                ------------
         LODGING/RESORTS - 6.9%
         64,800   Equity Inns, Inc. .........................          1,050
         24,300   Hospitality Properties Trust ..............          1,061
         48,100   Host Marriott Corporation .................          1,030
         50,600   Winston Hotels, Inc. ......................            575
                                                                ------------
                  Total Lodging/Resorts .....................          3,716
                                                                ------------
         MORTGAGE/FINANCIAL - 1.8%
         22,100   Redwood Trust, Inc.** .....................            957
                                                                ------------
       RESIDENTIAL - 11.2%
         APARTMENTS - 11.2%
         14,100   AvalonBay Communities, Inc. ...............          1,538
         45,400   Equity Residential ........................          2,124
         11,400   Mid-America Apartment Communities, Inc. ...            624
         62,700   United Dominion Realty Trust, Inc. ........          1,790
                                                                ------------
                  Total Residential .........................          6,076
                                                                ------------
       RETAIL - 25.8%
         FREESTANDING - 1.8%
         42,600   Commercial Net Lease Realty ...............            993
                                                                ------------


                                                                       VALUE
         SHARES                                                       (000S)
         ------                                                       ------

         REGIONAL MALLS - 10.8%
         38,500   General Growth Properties, Inc. ...........   $      1,882
         26,600   Macerich Company ..........................          1,967
         23,700   Simon Property Group, Inc. ................          1,994
                                                                ------------
                                                                       5,843
                                                                ------------
         SHOPPING CENTERS - 13.2%
         36,400   Developers Diversified Realty Corporation .          1,993
         20,900   Equity One, Inc. ..........................            513
         51,000   Kimco Realty Corporation ..................          2,073
         19,300   Pan Pacific Retail Properties, Inc. .......          1,368
         29,400   Weingarten Realty Investors ...............          1,198
                                                                ------------
                                                                       7,145
                                                                ------------
                  Total Retail ..............................         13,981
                                                                ------------
         SELF STORAGE - 1.9%
         12,700   Public Storage, Inc. ......................          1,032
                                                                ------------
         SPECIALTY - 5.4%
         29,800   Entertainment Properties Trust ............          1,251
         15,100   Global Signal, Inc. .......................            743
         24,900   Plum Creek Timber Company, Inc. ...........            919
                                                                ------------
                  Total Specialty ...........................          2,913
                                                                ------------
                  Total REITs
                    (Cost $27,856) ..........................         47,536
                                                                ------------
COMMON STOCKS - 5.4%
       CONSUMER DISCRETIONARY - 0.9%
         CONSUMER DURABLES & APPAREL - 0.9%
         15,567   D.R. Horton, Inc. .........................            517
                                                                ------------
       FINANCIALS - 4.5%
         DIVERSIFIED FINANCIALS - 2.3%
         21,000   Countrywide Financial Corporation .........            770
          7,000   St. Joe Company ...........................            440
                                                                ------------
                                                                       1,210
                                                                ------------
         INSURANCE - 2.2%
         19,000   Fidelity National Financial, Inc. .........            675
         23,215   Fidelity National Title Group, Inc.,
                  Class A ...................................            529
                                                                ------------
                                                                       1,204
                                                                ------------
                  Total Financials ..........................          2,414
                                                                ------------
                  Total Common Stocks
                    (Cost $2,447) ...........................          2,931
                                                                ------------
CANADIAN INCOME TRUSTS - 1.6%
         ENERGY - 1.6%
         11,600   Enerplus Resources Fund (F)** .............            585
         10,100   Harvest Energy Trust (F) ..................            294
                                                                ------------
                  Total Canadian Income Trusts
                    (Cost $788) .............................            879
                                                                ------------

                    See Notes to Portfolio of Investments.                     1

--------------------------------------------------------------------------------
VT REIT FUND

MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                       VALUE
         SHARES                                                       (000S)
         ------                                                       ------

PREFERRED REAL ESTATE INVESTMENT TRUST (REIT) - 0.3%
      (Cost $167)
          7,300   Mills Corporation, Series E ...............   $        165
                                                                ------------
         PRINCIPAL
          AMOUNT
          (000S)
         ---------
REPURCHASE AGREEMENT - 4.8%
  (Cost $2,565)
$         2,565   Agreement with Morgan Stanley, 4.450%
                    dated 03/31/2006, to be repurchased at
                    $2,566,000 on 04/03/2006
                    (Collateralized by U.S. Treasury Note,
                    1.875% due 07/15/2013,
                    market value $2,642,000) ................          2,565
                                                                ------------
SHORT-TERM INVESTMENT - 6.5%
  (Cost $3,536)
          3,536   Mellon GSL DBT II
                    Collateral Fund+ ........................          3,536
                                                                ------------
TOTAL INVESTMENTS (Cost $37,359*) ........  106.4%                    57,612
OTHER ASSETS (LIABILITIES) (NET) .........   (6.4)                    (3,479)
                                            -----               ------------
NET ASSETS ...............................  100.0%              $     54,133
                                            =====               ============

------------------------
 *  Aggregate cost for federal tax purposes.
** Some or all of these securities are on loan at March 31, 2006, and have an aggregate market value of $3,477,000, representing 6.4% of the total net assets of the Fund (Collateral value $3,536,000).
 +  Represents investment purchased with cash collateral for securities loaned.


--------------------------------------------------------------------------------
                               GLOSSARY OF TERMS
         (F) -- Foreign Shares
--------------------------------------------------------------------------------

2                    See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT EQUITY INCOME FUND

MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                       VALUE
         SHARES                                                       (000S)
         ------                                                       ------

COMMON STOCKS - 91.9%
       CONSUMER DISCRETIONARY - 5.0%
         AUTOMOBILES & COMPONENTS - 1.0%
         39,900   Johnson Controls, Inc. ....................   $      3,030
                                                                ------------
         CONSUMER DURABLES & APPAREL - 1.0%
         18,800   D.R. Horton, Inc. .........................            624
         30,000   NIKE Inc., Class B ........................          2,553
                                                                ------------
                                                                       3,177
                                                                ------------
         CONSUMER SERVICES - 1.6%
         66,600   Hilton Hotels Corporation .................          1,696
         96,000   McDonald's Corporation ....................          3,298
                                                                ------------
                                                                       4,994
                                                                ------------
         RETAILING - 1.4%
        128,100   Gap, Inc. .................................          2,393
         22,700   Nordstrom, Inc. ...........................            889
         32,600   Tiffany & Company .........................          1,224
                                                                ------------
                                                                       4,506
                                                                ------------
                  Total Consumer Discretionary ..............         15,707
                                                                ------------
       CONSUMER STAPLES - 8.1%
         FOOD & STAPLES RETAILING - 1.3%
         40,700   CVS Corporation ...........................          1,216
         85,300   Sysco Corporation .........................          2,734
                                                                ------------
                                                                       3,950
                                                                ------------
         FOOD, BEVERAGE & TOBACCO - 3.9%
         22,900   Altria Group, Inc. ........................          1,623
         86,800   Anheuser-Busch Companies, Inc. ............          3,712
          7,500   Cadbury Schweppes PLC, Sponsored ADR ......            300
         28,400   Coca-Cola Enterprises Inc. ................            578
         41,700   Diageo PLC, Sponsored ADR .................          2,645
         46,000   Hershey Company ...........................          2,402
         35,000   Kraft Foods Inc., Class A** ...............          1,061
                                                                ------------
                                                                      12,321
                                                                ------------
         HOUSEHOLD & PERSONAL PRODUCTS - 2.9%
         26,000   Alberto-Culver Company ....................          1,150
         25,100   Clorox Company ............................          1,502
         58,300   Colgate-Palmolive Company .................          3,329
         54,400   Procter & Gamble Company ..................          3,135
                                                                ------------
                                                                       9,116
                                                                ------------
                  Total Consumer Staples ....................         25,387
                                                                ------------
         ENERGY - 10.6%
         67,700   Baker Hughes Inc. .........................          4,631
         22,900   BP PLC, Sponsored ADR .....................          1,579
         31,400   Cameco Corporation (F)** ..................          1,130
         35,484   Chevron Corporation .......................          2,057
         58,160   ConocoPhillips Company ....................          3,673
          8,900   Enbridge Inc. (F) .........................            257
         14,800   Enterprise Products Partners LP** .........            365


                                                                       VALUE
         SHARES                                                       (000S)
         ------                                                       ------

         67,100   GlobalSantaFe Corporation .................   $      4,076
          9,300   Kinder Morgan Energy Partners LP ..........            448
         15,400   Kinder Morgan, Inc. .......................          1,417
         77,200   Marathon Oil Corporation ..................          5,880
         42,400   Peabody Energy Corporation ................          2,137
         20,400   Schlumberger Ltd. .........................          2,582
         44,588   Valero Energy Corporation .................          2,666
                                                                ------------
                  Total Energy ..............................         32,898
                                                                ------------
       FINANCIALS - 23.7%
         BANKS - 5.9%
         85,502   Bank of America Corporation ...............          3,894
         43,200   Fifth Third Bancorp .......................          1,700
         41,000   Mellon Financial Corporation ..............          1,460
         78,500   North Fork Bancorporation, Inc. ...........          2,263
         20,300   PNC Financial Services Group, Inc. ........          1,366
          8,700   SunTrust Banks, Inc. ......................            633
         72,000   U.S. Bancorp ..............................          2,196
         78,000   Wells Fargo & Company .....................          4,982
                                                                ------------
                                                                      18,494
                                                                ------------
         DIVERSIFIED FINANCIALS - 9.4%
         61,800   Allied Capital Corporation** ..............          1,891
         17,100   Capital One Financial Corporation .........          1,377
         96,500   Citigroup Inc. ............................          4,559
         31,200   Countrywide Financial Corporation .........          1,145
         26,000   Franklin Resources, Inc. ..................          2,450
         37,000   Freddie Mac ...............................          2,257
         25,700   Goldman Sachs Group, Inc. .................          4,034
         52,200   ING Groep N.V., Sponsored ADR .............          2,057
        102,800   JPMorgan Chase & Company ..................          4,280
         51,000   Morgan Stanley ............................          3,204
         25,600   T. Rowe Price Group, Inc. .................          2,002
                                                                ------------
                                                                      29,256
                                                                ------------
         INSURANCE - 8.4%
         93,400   ACE Ltd. ..................................          4,858
         75,200   AFLAC Inc. ................................          3,394
         48,000   Allstate Corporation ......................          2,501
         72,400   American International Group, Inc. ........          4,785
         81,000   Fidelity National Financial, Inc. .........          2,878
         43,050   HCC Insurance Holdings, Inc. ..............          1,498
         15,700   Lincoln National Corporation ..............            857
         14,500   Loews Corporation .........................          1,467
         64,100   Marsh & McLennan Companies, Inc. ..........          1,882
         24,600   MetLife, Inc. .............................          1,190
          9,400   Prudential Financial, Inc. ................            713
                                                                ------------
                                                                      26,023
                                                                ------------
                  Total Financials ..........................         73,773
                                                                ------------

                     See Notes to Portfolio of Investments.                    3

--------------------------------------------------------------------------------
VT EQUITY INCOME FUND

MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       VALUE
         SHARES                                                       (000S)
         ------                                                       ------

COMMON STOCKS (CONTINUED)
       HEALTH CARE - 7.6%
         HEALTH CARE EQUIPMENT & SERVICES - 2.8%
         40,000   Becton, Dickinson & Company ...............   $      2,463
         28,600   Cardinal Health, Inc. .....................          2,131
         24,500   Roche Holding Ltd., Sponsored ADR .........          1,820
         47,300   Wyeth .....................................          2,295
                                                                ------------
                                                                       8,709
                                                                ------------
         PHARMACEUTICALS & BIOTECHNOLOGY - 4.8%
         23,900   Abbott Laboratories .......................          1,015
         30,800   AstraZeneca PLC, Sponsored ADR ............          1,547
         34,000   Bristol-Myers Squibb Company ..............            837
         27,100   Eli Lilly & Company .......................          1,499
         35,900   GlaxoSmithKline PLC, Sponsored ADR ........          1,878
         77,900   Johnson & Johnson .........................          4,613
        147,400   Pfizer Inc. ...............................          3,673
                                                                ------------
                                                                      15,062
                                                                ------------
                  Total Health Care .........................         23,771
                                                                ------------
       INDUSTRIALS - 13.6%
         CAPITAL GOODS - 10.7%
         61,000   3M Company ................................          4,617
         29,500   Boeing Company ............................          2,299
         48,000   Caterpillar Inc. ..........................          3,447
         46,000   Dover Corporation .........................          2,234
         25,700   Emerson Electric Company ..................          2,149
         11,800   General Dynamics Corporation ..............            755
         91,800   General Electric Company ..................          3,193
         48,700   Honeywell International Inc. ..............          2,083
         65,300   ITT Industries, Inc. ......................          3,671
         32,100   Northrop Grumman Corporation** ............          2,192
         43,000   PACCAR Inc. ...............................          3,031
         19,000   Rockwell Automation, Inc. .................          1,366
         88,000   Tyco International Ltd. ...................          2,365
                                                                ------------
                                                                      33,402
                                                                ------------
         COMMERCIAL SERVICES & SUPPLIES - 0.6%
         56,500   Waste Management Inc. .....................          1,995
                                                                ------------
         TRANSPORTATION - 2.3%
         35,500   Union Pacific Corporation .................          3,314
         47,600   United Parcel Service, Inc., Class B ......          3,778
                                                                ------------
                                                                       7,092
                                                                ------------
                  Total Industrials .........................         42,489
                                                                ------------
       INFORMATION TECHNOLOGY - 11.0%
         COMMUNICATIONS EQUIPMENT - 2.3%
         85,000   Harris Corporation ........................          4,020
        153,000   Nokia Oyj, Sponsored ADR ..................          3,170
                                                                ------------
                                                                       7,190
                                                                ------------

                                                                       VALUE
         SHARES                                                       (000S)
         ------                                                       ------

         COMPUTERS & PERIPHERALS - 2.6%
         92,300   Hewlett-Packard Company ...................   $      3,036
         61,000   International Business Machines
                    Corporation .............................          5,031
                                                                ------------
                                                                       8,067
                                                                ------------
         IT SERVICES - 1.4%
         64,700   Automatic Data Processing, Inc. ...........          2,955
         28,600   First Data Corporation ....................          1,339
                                                                ------------
                                                                       4,294
                                                                ------------
         SEMICONDUCTORS & SEMICONDUCTOR
           EQUIPMENT - 3.3%
        178,000   Applied Materials, Inc. ...................          3,117
         38,900   Linear Technology Corporation .............          1,365
         90,000   Microchip Technology Inc. .................          3,267
          4,100   Samsung Electronics Company Ltd., GDR++ ...          1,329
         38,900   Texas Instruments Inc. ....................          1,263
                                                                ------------
                                                                      10,341
                                                                ------------
         SOFTWARE - 1.4%
        163,500   Microsoft Corporation .....................          4,449
                                                                ------------
                  Total Information Technology ..............         34,341
                                                                ------------
         MATERIALS - 3.6%
         27,800   Alcan Inc. (F) ............................          1,271
         96,800   Anglo American PLC, Unsponsored ADR .......          1,895
         61,000   Cemex SA de CV, Sponsored ADR .............          3,982
         40,100   PPG Industries, Inc. ......................          2,540
          7,900   Temple-Inland Inc. ........................            352
         16,100   Weyerhaeuser Company ......................          1,166
                                                                ------------
                  Total Materials ...........................         11,206
                                                                ------------
         TELECOMMUNICATION SERVICES - 7.2%
         91,600   Alltel Corporation ........................          5,931
        155,800   AT&T Inc. .................................          4,213
        126,800   BellSouth Corporation .....................          4,394
         23,500   Sprint Nextel Corporation .................            607
        136,500   Verizon Communications Inc. ...............          4,649
        133,200   Vodafone Group PLC, Sponsored ADR .........          2,784
                                                                ------------
                  Total Telecommunication Services ..........         22,578
                                                                ------------
         UTILITIES - 1.5%
         62,400   FPL Group, Inc. ...........................          2,505
         42,800   Southern Company** ........................          1,403
         40,800   Xcel Energy, Inc.** .......................            740
                                                                ------------
                  Total Utilities ...........................          4,648
                                                                ------------
                  Total Common Stocks
                    (Cost $236,148) .........................        286,798
                                                                ------------
REAL ESTATE INVESTMENT TRUSTS (REITs) - 4.5%
         20,300   AMB Property Corporation ..................          1,102
         12,100   Developers Diversified Realty Corporation .            663
         12,200   Duke Realty Corporation ...................            463
         29,500   Equity Residential ........................          1,380

4                     See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
VT EQUITY INCOME FUND

MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       VALUE
         SHARES                                                       (000S)
         ------                                                       ------

REAL ESTATE INVESTMENT TRUSTS (REITs) (CONTINUED)
         11,700   General Growth Properties, Inc. ...........   $        572
         26,900   Health Care Property Investors, Inc. ......            764
         90,300   Host Marriott Corporation .................          1,932
         17,300   Kimco Realty Corporation** ................            703
          7,900   Macerich Company ..........................            584
         24,000   Plum Creek Timber Company, Inc. ...........            886
         42,000   ProLogis ..................................          2,247
         12,100   Public Storage, Inc. ......................            983
         12,400   Simon Property Group, Inc. ................          1,043
         10,000   Vornado Realty Trust ......................            960
                                                                ------------
                  Total REITs
                    (Cost $8,427) ...........................         14,282
                                                                ------------
         PRINCIPAL
          AMOUNT
          (000S)
         ---------
         CONVERTIBLE SECURITY - 0.2%
           (Cost $591)
$       600,000   Echostar Communications, Conv. Sub.
                    Note ....................................            595
                                                                ------------
       FIXED INCOME SECURITIES - 1.0%
         CORPORATE BONDS AND NOTES - 1.0%
            100   Aetna Inc., Company Guarantee,
                    7.125% due 08/15/2006 ...................            101
            500   Aetna Inc., Sr. Note,
                    7.875% due 03/01/2011 ...................            550
             45   Baxter International Inc., Note,
                    7.125% due 02/01/2007 ...................             46
          1,000   ERAC USA Finance Company, Note,
                    7.350% due 06/15/2008++ .................          1,039
             59   Raytheon Company, Sr. Note,
                    6.150% due 11/01/2008 ...................             60
          1,000   TELUS Corporation, Note,
                    8.000% due 06/01/2011 ...................          1,104
            100   Texas-New Mexico Power Company, Sr. Note,
                    6.250% due 01/15/2009 ...................            101
                                                                ------------
                  Total Corporate Bonds and Notes
                    (Cost $2,834) ...........................          3,001
                                                                ------------
       U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
         SECURITIES - 0.0%
         FEDERAL HOME LOAN MORTGAGE CORPORATION
         (FHLMC) - 0.0%
             38   6.500% due 09/01/2030 .....................             39
             20   7.000% due 09/01/2030 .....................             20
                                                                ------------
                  Total U.S. Government Agency
                    Mortgage-Backed Securities
                    (Cost $56) ..............................             59
                                                                ------------
                  Total Fixed Income Securities
                    (Cost $2,890) ...........................          3,060
                                                                ------------

                                                                      VALUE
         SHARES                                                      (000S)
         ------                                                      ------

WARRANTS - 0.0%
  (Cost $0)
            250   V2 Music Holdings PLC,
                    Expires 05/07/2008+,++ ..................   $          0
                                                                ------------
         PRINCIPAL
          AMOUNT
          (000S)
         ---------
REPURCHASE AGREEMENT - 2.5%
  (Cost $7,749)
$         7,749   Agreement with Morgan Stanley, 4.450%
                    dated 03/31/2006, to be repurchased at
                    $7,752,000 on 04/03/2006
                    (Collateralized by U.S. Treasury Note,
                    1.875% due 07/15/2013,
                    market value $7,981,000) ................          7,749
                                                                ------------
SHORT-TERM INVESTMENT - 2.9%
  (Cost $9,069)
          9,069   Mellon GSL DBT II
                    Collateral Fund+++ ......................          9,069
                                                                ------------
TOTAL INVESTMENTS (Cost $264,874*) ........ 103.0%                   321,553
OTHER ASSETS (LIABILITIES) (NET) ..........  (3.0)                    (9,453)
                                            -----               ------------
NET ASSETS ................................ 100.0%              $    312,100
                                            =====               ============

----------------------
  * Aggregate cost for federal tax purposes.
 ** Some or all of these securities are on loan at March 31, 2006, and have an aggregate market value of $8,795,000, representing 2.8% of the total net assets of the Fund (Collateral value $9,069,000).
  + Non-income producing security.
 ++ Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
+++ Represents investment purchased with cash collateral for securities loaned.


--------------------------------------------------------------------------------
                               GLOSSARY OF TERMS
         ADR      --        American Depositary Receipt
         (F)      --        Foreign Shares
         GDR      --        Global Depositary Receipt
--------------------------------------------------------------------------------


                     See Notes to Portfolio of Investments.                    5

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT GROWTH & INCOME FUND

MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                       VALUE
         SHARES                                                       (000S)
         ------                                                       ------

COMMON STOCKS - 98.3%
       CONSUMER DISCRETIONARY - 6.4%
         CONSUMER SERVICES - 2.4%
        125,000   Carnival Corporation ......................   $      5,921
                                                                ------------
         MEDIA - 2.9%
         75,000   CBS Corporation, Class B ..................          1,799
        115,000   Comcast Corporation, Class A+ .............          3,008
         58,000   Viacom Inc., Class B+ .....................          2,250
                                                                ------------
                                                                       7,057
                                                                ------------
         RETAILING - 1.1%
         52,000   Kohl's Corporation+ .......................          2,757
                                                                ------------
                  Total Consumer Discretionary ..............         15,735
                                                                ------------
       CONSUMER STAPLES - 9.4%
         FOOD & STAPLES RETAILING - 3.7%
         56,000   Costco Wholesale Corporation ..............          3,033
        125,400   Kroger Company+ ...........................          2,553
         75,000   Wal-Mart Stores, Inc. .....................          3,543
                                                                ------------
                                                                       9,129
                                                                ------------
         FOOD, BEVERAGE & TOBACCO - 2.9%
         46,700   Hershey Company ...........................          2,439
         83,000   PepsiCo, Inc. .............................          4,797
                                                                ------------
                                                                       7,236
                                                                ------------
         HOUSEHOLD & PERSONAL PRODUCTS - 2.8%
         48,000   Kimberly-Clark Corporation ................          2,774
         72,000   Procter & Gamble Company ..................          4,149
                                                                ------------
                                                                       6,923
                                                                ------------
                  Total Consumer Staples ....................         23,288
                                                                ------------
         ENERGY - 11.1%
         66,000   BP PLC, Sponsored ADR .....................          4,550
         63,400   ENSCO International Inc. ..................          3,262
         79,000   ExxonMobil Corporation ....................          4,808
        122,000   GlobalSantaFe Corporation .................          7,411
         34,000   National-Oilwell Varco Inc.+ ..............          2,180
         42,000   Schlumberger Ltd. .........................          5,316
                                                                ------------
                  Total Energy ..............................         27,527
                                                                ------------
       FINANCIALS - 21.0%
         BANKS - 6.9%
        156,000   Bank of America Corporation ...............          7,104
         92,000   Wachovia Corporation ......................          5,157
         77,000   Wells Fargo & Company .....................          4,918
                                                                ------------
                                                                      17,179
                                                                ------------
         DIVERSIFIED FINANCIALS - 7.1%
        117,000   Citigroup Inc. ............................          5,526
         82,000   Freddie Mac ...............................          5,002
        168,000   JPMorgan Chase & Company ..................          6,996
                                                                ------------
                                                                      17,524
                                                                ------------


                                                                       VALUE
         SHARES                                                       (000S)
         ------                                                       ------

         INSURANCE - 7.0%
        102,000   ACE Ltd. ..................................   $      5,305
        115,000   Allstate Corporation ......................          5,993
         64,000   American International Group, Inc. ........          4,230
         33,900   Fidelity National Financial, Inc. .........          1,204
          8,000   Hartford Financial Services Group, Inc. ...            644
                                                                ------------
                                                                      17,376
                                                                ------------
                  Total Financials ..........................         52,079
                                                                ------------
       HEALTH CARE - 14.1%
         HEALTH CARE EQUIPMENT & SERVICES - 7.0%
         64,000   Baxter International Inc. .................          2,484
         19,000   Becton, Dickinson & Company ...............          1,170
         61,000   Cardinal Health, Inc. .....................          4,545
         93,000   Medtronic, Inc. ...........................          4,720
         49,900   Omnicare, Inc. ............................          2,744
         23,000   WellPoint Inc.+ ...........................          1,781
                                                                ------------
                                                                      17,444
                                                                ------------
         PHARMACEUTICALS & BIOTECHNOLOGY - 7.1%
         56,900   Bristol-Myers Squibb Company ..............          1,400
         78,000   Johnson & Johnson .........................          4,619
        139,000   Pfizer Inc. ...............................          3,464
        149,000   Teva Pharmaceutical Industries Ltd.,
                    Sponsored ADR ...........................          6,136
         38,000   Wyeth .....................................          1,844
                                                                ------------
                                                                      17,463
                                                                ------------
                  Total Health Care .........................         34,907
                                                                ------------
       INDUSTRIALS - 14.1%
         CAPITAL GOODS - 12.8%
         53,000   Boeing Company ............................          4,130
         36,000   Caterpillar Inc. ..........................          2,585
        204,000   General Electric Company ..................          7,095
        162,000   Honeywell International Inc. ..............          6,929
         57,000   Lockheed Martin Corporation ...............          4,283
         24,000   Rockwell Automation, Inc. .................          1,726
        183,000   Tyco International Ltd. ...................          4,919
                                                                ------------
                                                                      31,667
                                                                ------------
         COMMERCIAL SERVICES & SUPPLIES - 0.5%
         36,000   Waste Management Inc. .....................          1,271
                                                                ------------
         TRANSPORTATION - 0.8%
         71,000   AMR Corporation+ ..........................          1,920
                                                                ------------
                  Total Industrials .........................         34,858
                                                                ------------
       INFORMATION TECHNOLOGY - 14.1%
         COMMUNICATIONS EQUIPMENT - 2.6%
        217,000   Motorola, Inc. ............................          4,972
         28,000   QUALCOMM Inc. .............................          1,417
                                                                ------------
                                                                       6,389
                                                                ------------

6                    See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
VT GROWTH & INCOME FUND

MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                       VALUE
         SHARES                                                       (000S)
         ------                                                       ------

COMMON STOCKS (CONTINUED)
       INFORMATION TECHNOLOGY (CONTINUED)
         COMPUTERS & PERIPHERALS - 3.9%
        155,000   Hewlett-Packard Company ...................   $      5,099
         55,000   International Business Machines Corporation          4,536
                                                                ------------
                                                                       9,635
                                                                ------------
         IT SERVICES - 2.3%
        123,000   First Data Corporation ....................          5,759
                                                                ------------
         SEMICONDUCTORS & SEMICONDUCTOR
           EQUIPMENT - 1.8%
        170,000   Intel Corporation .........................          3,289
         30,000   Microchip Technology Inc. .................          1,089
                                                                ------------
                                                                       4,378
                                                                ------------
         SOFTWARE - 3.5%
        129,304   CA Inc.** .................................          3,518
        194,000   Microsoft Corporation .....................          5,279
                                                                ------------
                                                                       8,797
                                                                ------------
                  Total Information Technology ..............         34,958
                                                                ------------
         MATERIALS - 2.3%
        131,000   Alcoa Inc. ................................          4,003
         42,000   E.I. du Pont de Nemours & Company** .......          1,773
                                                                ------------
                  Total Materials ...........................          5,776
                                                                ------------
         TELECOMMUNICATION SERVICES - 2.2%
        126,000   AT&T Inc. .................................          3,407
         58,000   Verizon Communications Inc. ...............          1,976
                                                                ------------
                  Total Telecommunication Services ..........          5,383
                                                                ------------
         UTILITIES - 3.6%
         95,000   FPL Group, Inc. ...........................          3,813
         68,000   Pinnacle West Capital Corporation .........          2,659
         73,000   Southern Company** ........................          2,392
                                                                ------------
                  Total Utilities ...........................          8,864
                                                                ------------
                  Total Common Stocks
                    (Cost $182,798) .........................        243,375
                                                                ------------
      PRINCIPAL
       AMOUNT                                                      VALUE
       (000S)                                                      (000S)
      --------                                                    -------
REPURCHASE AGREEMENT - 2.2%
  (Cost $5,415)
$         5,415   Agreement with Morgan Stanley, 4.450%
                    dated 03/31/2006, to be repurchased at
                    $5,417,000 on 04/03/2006
                    (Collateralized by U.S. Treasury Note,
                    1.875% due 07/15/2013,
                    market value $5,577,000) ................   $      5,415
                                                                ------------
SHORT-TERM INVESTMENT - 3.2%
  (Cost $7,917)
          7,917   Mellon GSL DBT II
                    Collateral Fund++ .......................          7,917
                                                                ------------
TOTAL INVESTMENTS (Cost $196,130*) .......  103.7%                   256,707
OTHER ASSETS (LIABILITIES) (NET) .........   (3.7)                    (9,276)
                                            -----               ------------
NET ASSETS ...............................  100.0%              $    247,431
                                            =====               ============

--------------------
 *  Aggregate cost for federal tax purposes.
** Some or all of these securities are on loan at March 31, 2006, and have an aggregate market value of $7,651,000, representing 3.1% of the total net assets of the Fund (Collateral value $7,917,000).
 +  Non-income producing security.
++  Represents investment purchased with cash collateral for securities loaned.

--------------------------------------------------------------------------------
                               GLOSSARY OF TERMS
         ADR      --        American Depositary Receipt
--------------------------------------------------------------------------------

                     See Notes to Portfolio of Investments.                    7

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT WEST COAST EQUITY FUND

MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                       VALUE
         SHARES                                                       (000S)
         ------                                                       ------

COMMON STOCKS - 93.4%
       CONSUMER DISCRETIONARY - 12.3%
         AUTOMOBILES & COMPONENTS - 1.6%
         65,500   Monaco Coach Corporation** ................   $        878
         14,300   Toyota Motor Corporation, Sponsored ADR ...          1,557
                                                                ------------
                                                                       2,435
                                                                ------------
         CONSUMER DURABLES & APPAREL - 1.9%
         10,624   Columbia Sportswear Company+** ............            567
          9,300   KB Home ...................................            604
         22,300   Mattel, Inc. ..............................            404
         17,325   NIKE Inc., Class B ........................          1,475
                                                                ------------
                                                                       3,050
                                                                ------------
         CONSUMER SERVICES - 3.8%
         10,588   Ambassadors Group, Inc. ...................            269
         59,000   Hilton Hotels Corporation .................          1,502
        102,760   Red Lion Hotels Corporation+ ..............          1,367
         75,340   Starbucks Corporation+ ....................          2,836
                                                                ------------
                                                                       5,974
                                                                ------------
         MEDIA - 4.3%
         22,300   Getty Images, Inc.+** .....................          1,670
         10,800   Knight-Ridder, Inc. .......................            683
         16,100   McClatchy Company, Class A** ..............            786
            400   Pixar+ ....................................             26
         61,400   Univision Communications Inc., Class A+** .          2,116
         51,000   Walt Disney Company .......................          1,422
                                                                ------------
                                                                       6,703
                                                                ------------
         RETAILING - 0.7%
         11,500   Blue Nile, Inc.+** ........................            405
         14,570   Building Materials Holding Corporation** ..            519
          2,100   Nordstrom, Inc. ...........................             82
          5,500   Restoration Hardware, Inc.+ ...............             31
                                                                ------------
                                                                       1,037
                                                                ------------
                  Total Consumer Discretionary ..............         19,199
                                                                ------------
       CONSUMER STAPLES - 5.1%
         FOOD & STAPLES RETAILING - 1.9%
         45,820   Costco Wholesale Corporation ..............          2,481
         24,790   Kroger Company+ ...........................            505
                                                                ------------
                                                                       2,986
                                                                ------------
         FOOD, BEVERAGE & TOBACCO - 0.9%
          6,400   Archer-Daniels-Midland Company ............            215
          6,500   Central Garden & Pet Company+ .............            346
         13,900   PepsiCo, Inc. .............................            803
                                                                ------------
                                                                       1,364
                                                                ------------


                                                                       VALUE
         SHARES                                                       (000S)
         ------                                                       ------

         HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
         23,670   Clorox Company ............................   $      1,417
          5,600   Colgate-Palmolive Company .................            320
         18,000   Estee Lauder Companies Inc., Class A ......            669
         20,100   Procter & Gamble Company ..................          1,158
                                                                ------------
                                                                       3,564
                                                                ------------
                  Total Consumer Staples ....................          7,914
                                                                ------------
         ENERGY - 6.9%
         20,500   Apache Corporation ........................          1,343
          9,700   Berry Petroleum Company, Class A ..........            664
          6,500   CARBO Ceramics Inc. .......................            370
         53,388   Chevron Corporation .......................          3,095
         12,400   ExxonMobil Corporation ....................            755
         37,000   Nabors Industries Ltd. (F)+ ...............          2,648
         20,300   Occidental Petroleum Corporation ..........          1,881
                                                                ------------
                  Total Energy ..............................         10,756
                                                                ------------
       FINANCIALS - 16.3%
         BANKS - 10.1%
         42,600   Bank of America Corporation ...............          1,940
         21,900   Banner Corporation ........................            745
         14,700   City National Corporation .................          1,129
         38,700   East West Bancorp, Inc. ...................          1,492
         27,100   Greater Bay Bancorp .......................            752
          8,400   Pacific Capital Bancorp ...................            284
         74,200   U.S. Bancorp ..............................          2,263
         17,400   UCBH Holdings, Inc. .......................            329
          3,500   UnionBanCal Corporation ...................            246
          5,400   United PanAm Financial Corporation+ .......            167
         80,997   Washington Federal, Inc. ..................          1,960
         68,423   Wells Fargo & Company .....................          4,370
                                                                ------------
                                                                      15,677
                                                                ------------
         DIVERSIFIED FINANCIALS - 4.5%
        119,700   Charles Schwab Corporation ................          2,060
         38,600   Citigroup Inc. ............................          1,823
         14,200   Countrywide Financial Corporation .........            521
         25,400   Franklin Resources, Inc. ..................          2,394
          3,655   Piper Jaffray Companies, Inc.+ ............            201
                                                                ------------
                                                                       6,999
                                                                ------------
         INSURANCE - 1.7%
          6,000   Safeco Corporation ........................            301
         44,000   StanCorp Financial Group, Inc. ............          2,381
                                                                ------------
                                                                       2,682
                                                                ------------
                  Total Financials ..........................         25,358
                                                                ------------

8                    See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
VT WEST COAST EQUITY FUND

MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------



                                                                       VALUE
         SHARES                                                       (000S)
         ------                                                       ------

COMMON STOCKS (CONTINUED)
       HEALTH CARE - 16.2%
         HEALTH CARE EQUIPMENT & SERVICES - 7.7%
          5,300   Affymetrix, Inc.+** .......................   $        175
         17,200   AMN Healthcare Services, Inc.+ ............            322
         19,400   Applera Corporation-Applied Biosystems
                    Group ...................................            526
          2,000   C.R. Bard, Inc. ...........................            136
         14,500   Caremark Rx, Inc.+ ........................            713
          1,000   Cooper Companies, Inc. ....................             54
         19,100   DaVita, Inc.+ .............................          1,150
          6,080   Health Net, Inc.+ .........................            309
         11,800   McKesson Corporation ......................            615
          4,000   Mentor Corporation ........................            181
         76,400   OraSure Technologies, Inc.+ ...............            787
         23,500   ResMed Inc.+ ..............................          1,034
         55,825   SonoSite, Inc.+ ...........................          2,269
          4,000   Stryker Corporation .......................            177
          9,700   Sybron Dental Specialties, Inc.+ ..........            400
         33,400   Varian Medical Systems, Inc.+ .............          1,876
         26,200   VCA Antech, Inc.+ .........................            746
          8,700   Zimmer Holdings, Inc.+ ....................            588
                                                                ------------
                                                                      12,058
                                                                ------------
         PHARMACEUTICALS & BIOTECHNOLOGY - 8.5%
         25,300   Abbott Laboratories .......................          1,075
         20,913   Allergan, Inc. ............................          2,269
         30,307   Amgen, Inc.+** ............................          2,205
          9,300   Amylin Pharmaceuticals, Inc.+ .............            455
         22,000   CV Therapeutics, Inc.+** ..................            486
         37,600   Dendreon Corporation+** ...................            177
         43,325   EDEN Bioscience Corporation+ ..............             39
         19,600   Genentech, Inc.+ ..........................          1,656
         22,355   ICOS Corporation+** .......................            493
         23,600   Johnson & Johnson .........................          1,398
          8,500   Martek Biosciences Corporation+** .........            279
          8,900   Neurocrine Biosciences, Inc.+ .............            574
         47,200   Pfizer Inc. ...............................          1,176
         33,000   Watson Pharmaceuticals, Inc.+ .............            948
                                                                ------------
                                                                      13,230
                                                                ------------
                  Total Health Care .........................         25,288
                                                                ------------
       INDUSTRIALS - 15.6%
         CAPITAL GOODS - 11.3%
         42,411   Boeing Company ............................          3,305
         15,000   Cascade Corporation .......................            793
         24,500   Dionex Corporation+ .......................          1,506
         27,703   Electro Scientific Industries, Inc.+ ......            613
          5,400   Granite Construction Inc. .................            263
         35,000   Greenbrier Companies, Inc. ................          1,402
         26,600   Jacobs Engineering Group Inc.+ ............          2,307
         25,400   Northrop Grumman Corporation** ............          1,735



                                                                       VALUE
         SHARES                                                       (000S)
         ------                                                       ------

         42,400   PACCAR Inc. ...............................   $      2,988
         19,000   Precision Castparts Corporation ...........          1,129
         36,200   Simpson Manufacturing Company, Inc. .......          1,567
                                                                ------------
                                                                      17,608
                                                                ------------
         COMMERCIAL SERVICES & SUPPLIES - 1.4%
          3,500   Avery Dennison Corporation ................            205
         19,500   Copart, Inc.+ .............................            535
         33,000   Robert Half International Inc. ............          1,274
          2,000   Waste Connections, Inc.+ ..................             80
                                                                ------------
                                                                       2,094
                                                                ------------
         TRANSPORTATION - 2.9%
         35,460   Alaska Air Group, Inc.+ ...................          1,257
         41,100   Cathay Pacific Airways Ltd., Sponsored ADR             360
         33,500   Expeditors International of Washington, Inc.         2,894
                                                                ------------
                                                                       4,511
                                                                ------------
                  Total Industrials .........................         24,213
                                                                ------------
       INFORMATION TECHNOLOGY - 16.7%
         COMMUNICATIONS EQUIPMENT - 1.4%
         87,100   Cisco Systems, Inc.+ ......................          1,888
          7,700   Polycom, Inc.+ ............................            167
          3,500   QUALCOMM Inc. .............................            177
                                                                ------------
                                                                       2,232
                                                                ------------
         COMPUTERS & PERIPHERALS - 2.1%
         92,900   Advanced Digital Information Corporation+ .            816
          3,900   Apple Computer, Inc.+ .....................            244
         48,500   Hewlett-Packard Company ...................          1,596
          5,700   InFocus Corporation+ ......................             27
          7,400   Intermec Inc.+** ..........................            226
          1,500   Network Appliance, Inc.+ ..................             54
         17,000   QLogic Corporation+ .......................            329
                                                                ------------
                                                                       3,292
                                                                ------------
         ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.2%
         41,020   Tektronix, Inc. ...........................          1,465
          8,000   Trimble Navigation Ltd.+ ..................            360
                                                                ------------
                                                                       1,825
                                                                ------------
         INTERNET SOFTWARE & SERVICES - 2.0%
        356,740   Art Technology Group, Inc.+ ...............          1,145
          1,600   Google Inc., Class A+ .....................            624
         65,100   WatchGuard Technologies, Inc.+ ............            332
         16,874   WebEx Communications, Inc.+ ...............            568
         15,300   Yahoo! Inc.+** ............................            494
                                                                ------------
                                                                       3,163
                                                                ------------
         SEMICONDUCTORS & SEMICONDUCTOR
           EQUIPMENT - 3.4%
         26,125   Applied Materials, Inc. ...................            457
         21,300   Credence Systems Corporation+ .............            156
          2,000   Exar Corporation+ .........................             29

                     See Notes to Portfolio of Investments.                    9

--------------------------------------------------------------------------------
VT WEST COAST EQUITY FUND

MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      VALUE
         SHARES                                                       (000S)
         ------                                                       ------

COMMON STOCKS (CONTINUED)
       INFORMATION TECHNOLOGY (CONTINUED)
         SEMICONDUCTORS & SEMICONDUCTOR
           EQUIPMENT (CONTINUED)
         29,790   FEI Company+ ..............................   $        591
         75,830   Intel Corporation .........................          1,467
          5,000   International Rectifier Corporation+** ....            207
          8,800   KLA-Tencor Corporation ....................            426
         74,780   Lattice Semiconductor Corporation+ ........            498
         37,000   LSI Logic Corporation+ ....................            428
          4,100   Maxim Integrated Products, Inc. ...........            152
         10,400   Novellus Systems, Inc.+ ...................            250
          2,400   NVIDIA Corporation+ .......................            137
         82,200   Pixelworks, Inc.+ .........................            409
          8,351   TriQuint Semiconductor, Inc.+ .............             41
                                                                ------------
                                                                       5,248
                                                                ------------
         SOFTWARE - 6.6%
         65,000   Actuate Corporation+ ......................            276
         53,440   Adobe Systems Inc. ........................          1,866
         11,200   Electronic Arts Inc.+ .....................            613
         30,400   Fair Isaac Corporation ....................          1,205
          5,400   Mentor Graphics Corporation+ ..............             60
        148,630   Microsoft Corporation .....................          4,044
         46,000   Quest Software, Inc.+ .....................            768
         32,790   RadiSys Corporation+ ......................            651
         11,500   SupportSoft, Inc.+ ........................             51
         19,000   Sybase, Inc.+ .............................            401
         15,100   Symantec Corporation+ .....................            254
                                                                ------------
                                                                      10,189
                                                                ------------
                  Total Information Technology ..............         25,949
                                                                ------------
         MATERIALS - 4.1%
          3,900   Cemex SA de CV, Sponsored ADR .............            255
         33,600   Oregon Steel Mills, Inc.+ .................          1,719
         42,830   Schnitzer Steel Industries, Inc., Class A .          1,835
          9,900   Symyx Technologies, Inc.+ .................            275
         30,835   Weyerhaeuser Company ......................          2,233
                                                                ------------
                  Total Materials ...........................          6,317
                                                                ------------
         UTILITIES - 0.2%
          8,200   Sempra Energy .............................            381
                                                                ------------
                  Total Common Stocks
                    (Cost $100,961) .........................        145,375
                                                                ------------
         REAL ESTATE INVESTMENT TRUSTS (REITs) - 3.1%
         30,000   AMB Property Corporation ..................          1,628
          7,600   Essex Property Trust, Inc. ................            826
         25,400   Health Care Property Investors, Inc. ......            722
          3,400   Nationwide Health Properties, Inc.** ......             73
         44,100   Plum Creek Timber Company, Inc. ...........          1,629
                                                                ------------
                  Total REITs
                    (Cost $3,614) ...........................          4,878
                                                                ------------

        PRINCIPAL
         AMOUNT
         (000S)
        ---------
         REPURCHASE AGREEMENT - 3.1%
           (Cost $4,805)
$         4,805   Agreement with Morgan Stanley, 4.450%
                    dated 03/31/2006, to be repurchased at
                    $4,807,000 on 04/03/2006
                    (Collateralized by U.S. Treasury Note,
                    1.875% due 07/15/2013,
                    market value $4,949,000) ................   $      4,805
                                                                ------------
         SHORT-TERM INVESTMENT - 7.4%
           (Cost $11,492)
         11,492   Mellon GSL DBT II
                    Collateral Fund++ .......................         11,492
                                                                ------------
TOTAL INVESTMENTS (Cost $120,872*) ........ 107.0%                   166,550
OTHER ASSETS (LIABILITIES) (NET) ..........  (7.0)                   (10,895)
                                            -----               ------------
NET ASSETS ................................ 100.0%              $    155,655
                                            =====               ============

--------------------
 *  Aggregate cost for federal tax purposes.
** Some or all of these securities are on loan at March 31, 2006, and have an aggregate market value of $11,130,000, representing 7.2% of the total net assets of the Fund (Collateral Value $11,492,000).
 +  Non-income producing security.
++  Represents investment purchased with cash collateral for securities loaned.



--------------------------------------------------------------------------------
                               GLOSSARY OF TERMS
         ADR      --         American Depositary Receipt
         (F)      --         Foreign Shares
--------------------------------------------------------------------------------

10                    See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT MID CAP STOCK FUND

MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                      VALUE
         SHARES                                                       (000S)
         ------                                                       ------

COMMON STOCKS - 93.4%
       CONSUMER DISCRETIONARY - 13.0%
         AUTOMOBILES & COMPONENTS - 2.3%
         33,900   Magna International Inc., Class A (F) .....   $      2,566
                                                                ------------
         CONSUMER DURABLES & APPAREL - 2.8%
         32,300   Jones Apparel Group, Inc. .................          1,143
        105,700   Mattel, Inc. ..............................          1,916
                                                                ------------
                                                                       3,059
                                                                ------------
         CONSUMER SERVICES - 2.2%
         22,700   Papa John's International, Inc.+ ..........            745
         33,700   Yum! Brands, Inc. .........................          1,646
                                                                ------------
                                                                       2,391
                                                                ------------
         RETAILING - 5.7%
         37,400   Aaron Rents, Inc. .........................          1,016
         45,900   Nordstrom, Inc. ...........................          1,799
         56,900   Tiffany & Company .........................          2,136
         27,200   Weight Watchers International, Inc. .......          1,398
                                                                ------------
                                                                       6,349
                                                                ------------
                  Total Consumer Discretionary ..............         14,365
                                                                ------------
       CONSUMER STAPLES - 1.5%
         FOOD, BEVERAGE & TOBACCO - 0.9%
         11,300   Dean Foods Company+ .......................            439
         12,700   J.M. Smucker Company ......................            504
                                                                ------------
                                                                         943
                                                                ------------
         HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
         19,300   Estee Lauder Companies Inc., Class A ......            718
                                                                ------------
                  Total Consumer Staples ....................          1,661
                                                                ------------
         ENERGY - 8.6%
         33,100   Cimarex Energy Company ....................          1,432
         32,900   Nabors Industries Ltd. (F)+ ...............          2,355
         54,500   Noble Energy, Inc. ........................          2,393
         15,200   Tesoro Corporation ........................          1,039
         42,200   Tidewater Inc. ............................          2,331
                                                                ------------
                  Total Energy ..............................          9,550
                                                                ------------
       FINANCIALS - 18.6%
         BANKS - 5.1%
         37,726   North Fork Bancorporation, Inc. ...........          1,088
         88,900   TCF Financial Corporation .................          2,289
         95,450   Washington Federal, Inc. ..................          2,310
                                                                ------------
                                                                       5,687
                                                                ------------
         DIVERSIFIED FINANCIALS - 3.5%
         44,000   A.G. Edwards, Inc. ........................          2,194
         21,100   Ambac Financial Group, Inc. ...............          1,679
                                                                ------------
                                                                       3,873
                                                                ------------



                                                                      VALUE
         SHARES                                                       (000S)
         ------                                                       ------

         INSURANCE - 10.0%
        102,800   Fidelity National Financial, Inc. .........   $      3,652
         96,400   HCC Insurance Holdings, Inc. ..............          3,355
         45,700   Max Re Capital Ltd. (F) ...................          1,088
         28,000   MGIC Investment Corporation** .............          1,866
         24,891   PMI Group, Inc. ...........................          1,143
                                                                ------------
                                                                      11,104
                                                                ------------
                  Total Financials ..........................         20,664
                                                                ------------
       HEALTH CARE - 11.7%
         HEALTH CARE EQUIPMENT & SERVICES - 10.2%
         17,600   AmerisourceBergen Corporation .............            850
         42,800   Covance Inc.+ .............................          2,514
         49,200   Edwards Lifesciences Corporation+ .........          2,140
         15,200   Express Scripts, Inc., Class A+** .........          1,336
         69,402   IMS Health Inc. ...........................          1,788
         53,000   Universal Health Services, Inc., Class B**           2,692
                                                                ------------
                                                                      11,320
                                                                ------------
         PHARMACEUTICALS & BIOTECHNOLOGY - 1.5%
         69,525   Mylan Laboratories Inc. ...................          1,627
                                                                ------------
                  Total Health Care .........................         12,947
                                                                ------------
       INDUSTRIALS - 17.8%
         CAPITAL GOODS - 6.9%
         67,100   Federal Signal Corporation ................          1,241
         50,800   Lincoln Electric Holdings, Inc. ...........          2,743
         26,900   PACCAR Inc. ...............................          1,896
         24,000   Teleflex Inc. .............................          1,719
                                                                ------------
                                                                       7,599
                                                                ------------
         COMMERCIAL SERVICES & SUPPLIES - 5.4%
         90,300   Allied Waste Industries, Inc.+** ..........          1,105
         44,600   HNI Corporation ...........................          2,632
         53,000   Republic Services, Inc. ...................          2,253
                                                                ------------
                                                                       5,990
                                                                ------------
         TRANSPORTATION - 5.5%
         37,500   Alaska Air Group, Inc.+ ...................          1,329
        104,700   AMR Corporation+** ........................          2,832
         72,100   Continental Airlines, Inc., Class B+** ....          1,940
                                                                ------------
                                                                       6,101
                                                                ------------
                  Total Industrials .........................         19,690
                                                                ------------
       INFORMATION TECHNOLOGY - 12.4%
         COMPUTERS & PERIPHERALS - 3.7%
         66,000   Electronics for Imaging, Inc.+ ............          1,846
         62,000   Network Appliance, Inc.+ ..................          2,234
                                                                ------------
                                                                       4,080
                                                                ------------

                     See Notes to Portfolio of Investments.                   11

--------------------------------------------------------------------------------
VT MID CAP STOCK FUND

MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                      VALUE
         SHARES                                                       (000S)
         ------                                                       ------

COMMON STOCKS (CONTINUED)
       INFORMATION TECHNOLOGY (CONTINUED)
         ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.4%

         39,700   Arrow Electronics, Inc.+ ..................   $      1,281
         32,700   Diebold, Inc. .............................          1,344
                                                                ------------
                                                                       2,625
                                                                ------------
         IT SERVICES - 1.5%
         53,800   Acxiom Corporation ........................          1,390
         17,700   Convergys Corporation+ ....................            322
                                                                ------------
                                                                       1,712
                                                                ------------
         SEMICONDUCTORS & SEMICONDUCTOR
           EQUIPMENT - 3.0%
         90,650   Microchip Technology Inc. .................          3,291
                                                                ------------
         SOFTWARE - 1.8%
         71,700   BMC Software Inc.+ ........................          1,553
         19,600   Synopsys, Inc.+ ...........................            438
                                                                ------------
                                                                       1,991
                                                                ------------
                  Total Information Technology ..............         13,699
                                                                ------------
         MATERIALS - 5.4%
         31,800   Cabot Corporation .........................          1,081
         51,100   Lubrizol Corporation ......................          2,189
         96,400   Valspar Corporation .......................          2,687
                                                                ------------
                  Total Materials ...........................          5,957
                                                                ------------
         TELECOMMUNICATION SERVICES - 0.6%
         10,800   United States Cellular Corporation+ .......            641
                                                                ------------
         UTILITIES - 3.8%
        102,900   NiSource Inc. .............................          2,081
         55,400   Pinnacle West Capital Corporation .........          2,166
                                                                ------------
                  Total Utilities ...........................          4,247
                                                                ------------
                  Total Common Stocks
                    (Cost $69,048) ..........................        103,421
                                                                ------------
REAL ESTATE INVESTMENT TRUST (REIT) - 1.8%
  (Cost $1,104)
         40,700   General Growth Properties, Inc. ...........          1,989
                                                                ------------

    PRINCIPAL
     AMOUNT                                                         VALUE
     (000S)                                                        (000S)
    ---------                                                       ------
REPURCHASE AGREEMENT - 5.4%
  (Cost $5,969)
$         5,969   Agreement with Morgan Stanley, 4.450%
                    dated 03/31/2006, to be repurchased at
                    $5,971,000 on 04/03/2006
                    (Collateralized by U.S. Treasury Note,
                    1.875% due 07/15/2013,
                    market value $6,148,000) ................   $      5,969
                                                                ------------
SHORT-TERM INVESTMENT - 5.6%
  (Cost $6,200)
          6,200   Mellon GSL DBT II
                    Collateral Fund++ .......................          6,200
                                                                ------------
TOTAL INVESTMENTS (Cost $82,321*) ......... 106.2%                   117,579
OTHER ASSETS (LIABILITIES) (NET) ..........  (6.2)                    (6,901)
                                            -----               ------------
NET ASSETS ................................ 100.0%              $    110,678
                                            =====               ============

------------------------
 * Aggregate cost for federal tax purposes.
** Some or all of these securities are on loan at March 31, 2006, and have an aggregate market value of $6,066,000, representing 5.5% of the total net assets of the Fund (Collateral Value $6,200,000).
 + Non-income producing security.
++ Represents investment purchased with cash collateral for securities loaned.

--------------------------------------------------------------------------------
                               GLOSSARY OF TERMS
         (F) -- Foreign Shares
--------------------------------------------------------------------------------

12                    See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT GROWTH FUND

MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                      VALUE
         SHARES                                                       (000S)
         ------                                                       ------

COMMON STOCKS - 97.5%
       CONSUMER DISCRETIONARY - 16.9%
         AUTOMOBILES & COMPONENTS - 0.7%
         31,650   Harley-Davidson, Inc.** ...................   $      1,642
          8,600   Toyota Motor Corporation (F)** ............            470
                                                                ------------
                                                                       2,112
                                                                ------------
         CONSUMER DURABLES & APPAREL - 1.2%
         26,840   NIKE Inc., Class B ........................          2,284
          7,400   Polo Ralph Lauren Corporation .............            448
         19,000   Toll Brothers, Inc.+ ......................            658
                                                                ------------
                                                                       3,390
                                                                ------------
         CONSUMER SERVICES - 2.0%
         26,480   Apollo Group, Inc., Class A+ ..............          1,390
         16,970   Carnival Corporation ......................            804
          7,400   Las Vegas Sands Corporation+ ..............            419
         88,225   Starbucks Corporation+ ....................          3,321
                                                                ------------
                                                                       5,934
                                                                ------------
         MEDIA - 2.8%
         25,700   Comcast Corporation, Special Class A+** ...            671
        178,028   Time Warner Inc. ..........................          2,989
         80,900   Walt Disney Company .......................          2,257
        108,665   XM Satellite Radio Holdings Inc., Class A+**         2,420
                                                                ------------
                                                                       8,337
                                                                ------------
         RETAILING - 10.2%
        129,200   Amazon.com Inc.+ ..........................          4,717
         36,400   Bed Bath & Beyond Inc.+ ...................          1,398
         15,920   Best Buy Company, Inc. ....................            890
        113,280   eBay Inc.+ ................................          4,425
         13,400   Expedia, Inc.+ ............................            272
        160,410   Home Depot, Inc. ..........................          6,785
        141,532   IAC/ InterActiveCorp+** ...................          4,171
         12,830   J.C. Penney Company, Inc. (Holding Company)            775
         13,900   Kohl's Corporation+ .......................            737
         18,110   Lowe's Companies, Inc. ....................          1,167
         19,400   Michaels Stores, Inc. .....................            729
        119,565   Staples, Inc. .............................          3,051
         10,870   Target Corporation ........................            565
         27,200   Urban Outfitters, Inc.+ ...................            668
                                                                ------------
                                                                      30,350
                                                                ------------
                  Total Consumer Discretionary ..............         50,123
                                                                ------------
       CONSUMER STAPLES - 8.2%
         FOOD & STAPLES RETAILING - 1.1%
          7,580   Costco Wholesale Corporation ..............            410
         32,900   CVS Corporation ...........................            983
         54,290   Sysco Corporation .........................          1,740
                                                                ------------
                                                                       3,133
                                                                ------------


                                                                      VALUE
         SHARES                                                       (000S)
         ------                                                       ------

         FOOD, BEVERAGE & TOBACCO - 4.3%
         86,200   Cadbury Schweppes PLC (F) .................   $        857
         54,000   Coca-Cola Company .........................          2,261
          3,984   Nestle SA (F)** ...........................          1,183
        105,815   PepsiCo, Inc. .............................          6,115
         38,800   Wm. Wrigley Jr. Company ...................          2,483
                                                                ------------
                                                                      12,899
                                                                ------------
         HOUSEHOLD & PERSONAL PRODUCTS - 2.8%
        130,902   Procter & Gamble Company ..................          7,543
         26,940   Reckitt Benckiser PLC (F) .................            948
                                                                ------------
                                                                       8,491
                                                                ------------
                  Total Consumer Staples ....................         24,523
                                                                ------------
         ENERGY - 4.9%
          6,600   Apache Corporation ........................            432
          9,000   EOG Resources, Inc. .......................            648
         37,305   ExxonMobil Corporation ....................          2,271
         30,770   Halliburton Company .......................          2,247
         11,723   Kinder Morgan Management LLC+ .............            516
         53,520   Occidental Petroleum Corporation ..........          4,959
         10,280   Schlumberger Ltd. .........................          1,301
         28,500   Smith International, Inc. .................          1,110
         14,500   Transocean Inc.+ ..........................          1,164
                                                                ------------
                  Total Energy ..............................         14,648
                                                                ------------
       FINANCIALS - 9.7%
         BANKS - 0.1%
          8,600   Bank of America Corporation ...............            392
                                                                ------------
         DIVERSIFIED FINANCIALS - 6.7%
         68,440   American Express Company ..................          3,596
          2,300   Chicago Mercantile Exchange Holdings Inc. .          1,029
         10,410   Citigroup Inc. ............................            492
         50,685   Fannie Mae ................................          2,605
          6,100   Franklin Resources, Inc. ..................            575
          8,230   Goldman Sachs Group, Inc. .................          1,292
          6,000   Legg Mason, Inc. ..........................            752
          2,600   Lehman Brothers Holdings Inc. .............            376
         59,750   Merrill Lynch & Company, Inc. .............          4,706
         48,800   Morgan Stanley ............................          3,066
         22,100   Nomura Holdings, Inc. (F)** ...............            493
         10,900   Northern Trust Corporation ................            572
          3,200   T. Rowe Price Group, Inc. .................            250
                                                                ------------
                                                                      19,804
                                                                ------------
         INSURANCE - 2.9%
         63,340   American International Group, Inc. ........          4,186
             32   Berkshire Hathaway, Inc., Class A+ ........          2,891
          7,900   Hartford Financial Services Group, Inc. ...            637
         12,520   Prudential Financial, Inc. ................            949
                                                                ------------
                                                                       8,663
                                                                ------------
                  Total Financials ..........................         28,859
                                                                ------------

                     See Notes to Portfolio of Investments.                   13

--------------------------------------------------------------------------------
VT GROWTH FUND

MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                      VALUE
         SHARES                                                       (000S)
         ------                                                       ------

COMMON STOCKS (CONTINUED)
       HEALTH CARE - 19.3%
         HEALTH CARE EQUIPMENT & SERVICES - 6.8%
          8,650   Alcon, Inc. (F) ...........................   $        902
         47,030   Boston Scientific Corporation+** ..........          1,084
         39,625   Caremark Rx, Inc.+ ........................          1,949
         40,060   Conventry Health Care, Inc.+ ..............          2,163
         11,600   Fisher Scientific International Inc.+ .....            789
          8,600   Medco Health Solutions, Inc.+ .............            492
        107,195   Medtronic, Inc. ...........................          5,440
         14,700   Quest Diagnostics Inc. ....................            754
          7,310   Roche Holding AG-Genusschein (F)** ........          1,088
         88,200   UnitedHealth Group Inc. ...................          4,927
         11,390   Varian Medical Systems, Inc.+ .............            640
                                                                ------------
                                                                      20,228
                                                                ------------
         PHARMACEUTICALS & BIOTECHNOLOGY - 12.5%
        121,505   Amgen, Inc.+ ..............................          8,839
         65,090   Biogen Idec Inc.+ .........................          3,066
         52,125   Eli Lilly & Company .......................          2,883
         89,960   Genentech, Inc.+ ..........................          7,603
         12,800   Genzyme Corporation+ ......................            860
          6,500   Gilead Sciences, Inc.+ ....................            404
         63,820   Johnson & Johnson .........................          3,779
         17,600   MedImmune, Inc.+ ..........................            644
         26,736   Novartis AG (F)** .........................          1,487
         15,000   PDL BioPharma Inc.+ .......................            492
        121,940   Pfizer Inc. ...............................          3,039
          7,920   Sanofi-Aventis Group (F) ..................            753
         43,670   Sanofi-Aventis, ADR .......................          2,072
         29,282   Teva Pharmaceutical Industries Ltd.,
                    Sponsored ADR ...........................          1,206
                                                                ------------
                                                                      37,127
                                                                ------------
                  Total Health Care .........................         57,355
                                                                ------------
       INDUSTRIALS - 5.5%
         CAPITAL GOODS - 4.5%
         13,900   Danaher Corporation** .....................            883
         23,280   Empresa Brasileira de Aeronautica SA, ADR**            858
          7,000   Fastenal Company ..........................            332
         13,600   General Dynamics Corporation ..............            870
        245,408   General Electric Company ..................          8,535
         12,960   Lockheed Martin Corporation ...............            974
         15,580   United Technologies Corporation ...........            903
                                                                ------------
                                                                      13,355
                                                                ------------
         COMMERCIAL SERVICES & SUPPLIES - 0.4%
          7,100   ChoicePoint Inc.+ .........................            318
          8,200   Corporate Executive Board Company .........            827
                                                                ------------
                                                                       1,145
                                                                ------------

                                                                      VALUE
         SHARES                                                       (000S)
         ------                                                       ------

         TRANSPORTATION - 0.6%
          4,990   Expeditors International of Washington, Inc.  $        431
         12,070   FedEx Corporation .........................          1,363
                                                                ------------
                                                                       1,794
                                                                ------------
                  Total Industrials .........................         16,294
                                                                ------------
       INFORMATION TECHNOLOGY - 30.6%
         COMMUNICATIONS EQUIPMENT - 10.1%
        343,235   Cisco Systems, Inc.+ .........................       7,438
         31,400   Corning Inc.+ ................................         845
        115,500   Juniper Networks, Inc.+ ......................       2,208
        317,275   Motorola, Inc. ...............................       7,269
         30,500   Nokia Oyj, Sponsored ADR .....................         632
        121,845   QUALCOMM Inc. ................................       6,166
         56,680   Research In Motion Ltd.+ .....................       4,811
         18,100   Telefonaktiebolaget LM Ericsson,
                    Sponsored ADR ..............................         683
                                                                ------------
                                                                      30,052
                                                                ------------
         COMPUTERS & PERIPHERALS - 2.0%
         11,500   Apple Computer, Inc.+ .....................            721
         87,485   Dell Inc.+ ................................          2,604
        155,530   EMC Corporation+ ..........................          2,120
         14,700   Network Appliance, Inc.+ ..................            530
                                                                ------------
                                                                       5,975
                                                                ------------
         ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
         20,720   PerkinElmer, Inc. .........................            486
                                                                ------------
         INTERNET SOFTWARE & SERVICES - 4.8%
         73,200   Akamai Technologies, Inc.+ ................          2,408
          8,100   Google Inc., Class A+ .....................          3,159
         20,400   VeriSign Inc.+ ............................            489
        251,335   Yahoo! Inc.+ ..............................          8,108
                                                                ------------
                                                                      14,164
                                                                ------------
         IT SERVICES - 1.1%
         16,200   Affiliated Computer Services, Inc., Class A+           966
         33,200   Automatic Data Processing, Inc. ...........          1,517
         15,200   Cognizant Technology Solutions
                    Corporation, Class A+ ...................            904
                                                                ------------
                                                                       3,387
                                                                ------------
         SEMICONDUCTORS & SEMICONDUCTOR
           EQUIPMENT - 6.1%
         99,170   Advanced Micro Devices, Inc.+ .............          3,288
         31,050   Broadcom Corporation, Class A+ ............          1,340
        108,880   Intel Corporation .........................          2,107
         27,300   Linear Technology Corporation .............            958
          6,800   Marvell Technology Group Ltd.+ ............            368
         16,600   Microchip Technology Inc. .................            603
          7,746   Samsung Electronics Company Ltd., GDR .....          2,511
        214,478   Texas Instruments Inc. ....................          6,964
                                                                ------------
                                                                      18,139
                                                                ------------

14                    See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
VT GROWTH FUND

MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                      VALUE
         SHARES                                                       (000S)
         ------                                                       ------

COMMON STOCKS (CONTINUED)
       INFORMATION TECHNOLOGY (CONTINUED)
         SOFTWARE - 6.3%
         29,860   Adobe Systems Inc. ........................   $      1,043
         21,200   Amdocs Ltd. (F)+ ..........................            765
         13,200   Autodesk, Inc. ............................            508
         61,400   Electronic Arts Inc.+ .....................          3,360
         14,300   McAfee Inc.+ ..............................            348
        277,893   Microsoft Corporation .....................          7,561
          3,600   NAVTEQ Corporation+ .......................            182
         80,700   Red Hat, Inc.+ ............................          2,258
         52,810   SAP AG, Sponsored ADR .....................          2,869
                                                                ------------
                                                                      18,894
                                                                ------------
                  Total Information Technology ..............         91,097
                                                                ------------
         MATERIALS - 1.7%
         21,400   Monsanto Company ..........................          1,814
         25,230   Praxair, Inc. .............................          1,391
          9,250   Rio Tinto PLC, Sponsored ADR ..............          1,915
                                                                ------------
                  Total Materials ...........................          5,120
                                                                ------------
         TELECOMMUNICATION SERVICES - 0.7%
         25,100   American Tower Corporation, Class A+ ......            761
         10,200   Crown Castle International Corporation+ ...            289
         39,970   Sprint Nextel Corporation .................          1,033
                                                                ------------
                  Total Telecommunication Services ..........          2,083
                                                                ------------
                  Total Common Stocks
                    (Cost $249,181) .........................        290,102
                                                                ------------
     PRINCIPAL
      AMOUNT                                                       VALUE
      (000S)                                                       (000S)
     ---------                                                     ------

COMMERCIAL PAPER - 1.6%
  (Cost $4,800)
$         4,800   Prudential Funding LLC,
                    4.730% due 04/03/2006++ .................   $      4,800
                                                                ------------
REPURCHASE AGREEMENT - 0.7%
  (Cost $2,177)
          2,177   Agreement with Morgan Stanley, 4.450%
                    dated 03/31/2006, to be repurchased at
                    $2,178,000 on 04/03/2006
                    (Collateralized by U.S. Treasury Note,
                    1.875% due 07/15/2013,
                    market value $2,242,000) ................          2,177
                                                                ------------
SHORT-TERM INVESTMENT - 3.8%
  (Cost $11,297)
         11,297   Mellon GSL DBT II
                    Collateral Fund+++ ......................         11,297
                                                                ------------
TOTAL INVESTMENTS (Cost $267,455*) ........ 103.6%                   308,376
OTHER ASSETS (LIABILITIES) (NET) ..........  (3.6)                   (10,727)
                                            -----               ------------
NET ASSETS ................................ 100.0%              $    297,649
                                            =====               ============

-----------------------
  * Aggregate cost for federal tax purposes.
 ** Some or all of these securities are on loan at March 31, 2006, and have an aggregate market value of $10,700,000, representing 3.6% of the total net assets of the Fund (Collateral value $11,297,000).
  + Non-income producing security.
 ++ Rate represents annualized yield at date of purchase.
+++ Represents investment purchased with cash collateral for securities loaned.


--------------------------------------------------------------------------------
                               GLOSSARY OF TERMS
         ADR      --         American Depositary Receipt
         (F)      --         Foreign Shares
         GDR      --         Global Depositary Receipt
--------------------------------------------------------------------------------

                     See Notes to Portfolio of Investments.                   15

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT SMALL CAP VALUE FUND

MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                      VALUE
         SHARES                                                       (000S)
         ------                                                       ------

COMMON STOCKS - 81.9%
       CONSUMER DISCRETIONARY - 10.7%
         AUTOMOBILES & COMPONENTS - 2.1%
         34,400   Accuride Corporation+ .....................   $        395
         15,900   Tenneco, Inc.+ ............................            345
                                                                ------------
                                                                         740
                                                                ------------
         CONSUMER DURABLES & APPAREL - 3.2%
         50,300   Lenox Group, Inc.+ ........................            659
         18,400   Rocky Shoes & Boots, Inc.+** ..............            486
                                                                ------------
                                                                       1,145
                                                                ------------
         MEDIA - 1.5%
          8,300   Carmike Cinemas, Inc.** ...................            200
         22,100   Reader's Digest Association, Inc. .........            326
                                                                ------------
                                                                         526
                                                                ------------
         RETAILING - 3.9%
         49,200   Blockbuster Inc., Class A .................            195
          5,500   Children's Place Retail Stores, Inc.+ .....            319
        133,500   Movie Gallery, Inc. .......................            403
         12,200   RC2 Corporation+ ..........................            486
                                                                ------------
                                                                       1,403
                                                                ------------
                  Total Consumer Discretionary ..............          3,814
                                                                ------------
       CONSUMER STAPLES - 5.1%
         FOOD & STAPLES RETAILING - 1.5%
         24,700   Fresh Del Monte Produce, Inc.** ...........            522
                                                                ------------
         FOOD, BEVERAGE & TOBACCO - 1.1%
         27,300   B&G Foods Inc., EIS .......................            394
                                                                ------------
         HOUSEHOLD & PERSONAL PRODUCTS - 2.5%
          6,800   Central Garden & Pet Company+ .............            361
         15,849   Jarden Corporation+** .....................            521
                                                                ------------
                                                                         882
                                                                ------------
                  Total Consumer Staples ....................          1,798
                                                                ------------
         ENERGY - 6.2%
         16,700   Cimarex Energy Company ....................            723
         15,500   Comstock Resources, Inc.+ .................            460
         11,800   Encore Acquisition Company+ ...............            366
          3,800   Giant Industries, Inc.+ ...................            264
          9,800   St. Mary Land & Exploration Company .......            400
                                                                ------------
                  Total Energy ..............................          2,213
                                                                ------------
       FINANCIALS - 14.8%
         BANKS - 7.7%
         13,780   Capital Corporation of the West ...........            506
          4,100   Center Financial Corporation ..............             99
         26,900   Dime Community Bancshares .................            387
         41,340   Oriental Financial Group, Inc. ............            597
         27,900   TrustCo Bank Corporation NY ...............            340
         16,820   U.S.B. Holding Company, Inc. ..............            386
         17,700   Washington Federal, Inc. ..................            428
                                                                ------------
                                                                       2,743
                                                                ------------

                                                                      VALUE
         SHARES                                                       (000S)
         ------                                                       ------

         INSURANCE - 7.1%
         12,600   Navigators Group, Inc.+ ...................   $        625
         11,100   Safety Insurance Group, Inc. ..............            507
         12,300   State Auto Financial Corporation ..........            414
          9,900   Stewart Information Services Corporation ..            466
         15,400   United Fire & Casualty Company ............            507
                                                                ------------
                                                                       2,519
                                                                ------------
                  Total Financials ..........................          5,262
                                                                ------------
       HEALTH CARE - 6.9%
         HEALTH CARE EQUIPMENT & SERVICES - 4.0%
         59,399   Gene Logic, Inc.+ .........................            272
         25,000   Kindred Healthcare, Inc.+ .................            629
          6,100   LifePoint Hospitals, Inc.+ ................            190
         10,200   Molina Healthcare Inc.+ ...................            341
                                                                ------------
                                                                       1,432
                                                                ------------
         PHARMACEUTICALS & BIOTECHNOLOGY - 2.9%
         54,800   Bradley Pharmaceuticals, Inc.+** ..........            815
         28,400   Lannett Company, Inc.+** ..................            214
                                                                ------------
                                                                       1,029
                                                                ------------
                  Total Health Care .........................          2,461
                                                                ------------
       INDUSTRIALS - 11.1%
         CAPITAL GOODS - 2.8%
         10,700   DRS Technologies, Inc.** ..................            587
         16,600   Griffon Corporation+** ....................            413
                                                                ------------
                                                                       1,000
                                                                ------------
         COMMERCIAL SERVICES & SUPPLIES - 0.4%
          4,400   McGrath Rentcorp ..........................            132
                                                                ------------
         TRANSPORTATION - 7.9%
         12,700   Alaska Air Group, Inc.+ ...................            450
         29,100   AMR Corporation+** ........................            787
         27,400   Continental Airlines, Inc., Class B+** ....            737
         11,000   Dampskibsselskabet TORM A/S, ADR ..........            511
         18,400   OMI Corporation ...........................            332
                                                                ------------
                                                                       2,817
                                                                ------------
                  Total Industrials .........................          3,949
                                                                ------------
       INFORMATION TECHNOLOGY - 11.1%
         COMMUNICATIONS EQUIPMENT - 1.3%
         13,000   Bel Fuse Inc., Class B ....................            455
                                                                ------------
         COMPUTERS & PERIPHERALS - 1.7%
         20,800   Hutchinson Technology, Inc.+** ............            628
                                                                ------------
         ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.5%
         33,800   LeCroy Corporation+ .......................            529
                                                                ------------
         IT SERVICES - 1.2%
         53,100   Lionbridge Technologies, Inc.+ ............            420
                                                                ------------

16                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
VT SMALL CAP VALUE FUND

MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                      VALUE
         SHARES                                                       (000S)
         ------                                                       ------

COMMON STOCKS (CONTINUED)
       INFORMATION TECHNOLOGY (CONTINUED)
         SEMICONDUCTORS & SEMICONDUCTOR
           EQUIPMENT - 4.0%
         76,500   Axcelis Technologies, Inc.+ ...............   $        448
         63,000   Credence Systems Corporation+ .............            462
         22,700   PortalPlayer Inc.+ ........................            505
                                                                ------------
                                                                       1,415
                                                                ------------
         SOFTWARE - 1.4%
         59,400   RealNetworks, Inc.+ .......................            490
                                                                ------------
                  Total Information Technology ..............          3,937
                                                                ------------
         MATERIALS - 10.8%
         12,300   Century Aluminum Company+ .................            522
          9,500   Headwaters, Inc.+** .......................            378
        188,000   Kingsgate Consolidated Ltd. (F) ...........            867
         21,100   Metal Management, Inc. ....................            668
        491,300   Minara Resources Ltd. (F) .................            802
         33,200   Randgold Resources Ltd., ADR+** ...........            603
                                                                ------------
                  Total Materials ...........................          3,840
                                                                ------------
         TELECOMMUNICATION SERVICES - 4.4%
         30,100   Asia Satellite Telecommunications Holdings
                    Ltd., Sponsored ADR .....................            563
         16,400   Iowa Telecommunications Services Inc. .....            313
         24,800   USA Mobility, Inc. ........................            706
                                                                ------------
                  Total Telecommunication Services ..........          1,582
                                                                ------------
         UTILITIES - 0.8%
          9,600   Suburban Propane Partners LP** ............            285
                                                                ------------
                  Total Common Stocks
                    (Cost $24,480) ..........................         29,141
                                                                ------------
CANADIAN INCOME TRUSTS - 6.4%
       CONSUMER STAPLES - 2.7%
         FOOD, BEVERAGE & TOBACCO - 2.7%
         44,600   Arctic Glacier Income Fund (F) ............            423
         64,000   Connors Brothers Income Fund (F) ..........            529
                                                                ------------
                  Total Consumer Staples ....................            952
                                                                ------------
         ENERGY - 3.7%
         17,000   Harvest Energy Trust (F)** ................            494
         23,300   Vermilion Energy Trust (F) ................            650
          7,700   Zargon Energy Trust (F) ...................            198
                                                                ------------
                  Total Energy ..............................          1,342
                                                                ------------
                  Total Canadian Income Trusts
                    (Cost $1,900) ...........................          2,294
                                                                ------------
REAL ESTATE INVESTMENT TRUSTS (REITs) - 5.5%
         12,000   Entertainment Properties Trust ............            504
         23,800   Equity Inns, Inc. .........................            386
         10,400   Redwood Trust, Inc.** .....................            450
          4,600   Sovran Self Storage, Inc. .................            254
         30,500   Winston Hotels, Inc. ......................            347
                                                                ------------
                  Total REITs
                    (Cost $1,484) ...........................          1,941
                                                                ------------

                                                                      VALUE
         SHARES                                                       (000S)
         ------                                                       ------

INCOME DEPOSIT SECURITIES - 2.4%
       INDUSTRIALS - 2.4%
         CAPITAL GOODS - 2.4%
         98,500   New Flyer Industries Inc. (F)+++ ..........   $        759
         14,600   New Flyer Industries Inc. (F) .............            113
                                                                ------------
                                                                         872
                                                                ------------
                  Total Income Deposit Securities
                    (Cost $915) .............................            872
                                                                ------------
         CONTRACTS
         ---------
PURCHASED PUT OPTIONS - 1.0%
          1,410   iShares Russell 2000 Index,
                    Expires January 2007 @ $56 ..............             63
          3,950   iShares Russell 2000 Index,
                    Expires January 2007 @ $49 ..............             59
          1,400   iShares Russell 2000 Index,
                    Expires January 2008 @ $55 ..............            182
          3,100   NASDAQ-100 Index,
                    Expires January 2007 @ $30 ..............             39
                                                                ------------
                  Total Purchased Put Options
                    (Cost $1,480) ...........................            343
                                                                ------------
         PRINCIPAL
          AMOUNT
          (000S)
         ---------
REPURCHASE AGREEMENT - 2.3%
  (Cost $803)
$           803   Agreement with Morgan Stanley, 4.450%
                    dated 03/31/2006, to be repurchased at
                    $803,000 on 04/03/2006
                    (Collateralized by U.S. Treasury Note,
                    1.875% due 07/15/2013,
                    market value $827,000) ..................            803
                                                                ------------
SHORT-TERM INVESTMENT - 19.8%
  (Cost $7,051)
          7,051   Mellon GSL DBT II
                    Collateral Fund++ .......................          7,051
                                                                ------------
TOTAL INVESTMENTS (Cost $38,113*) ........  119.3%                    42,445
OTHER ASSETS (LIABILITIES) (NET) .........  (19.3)                    (6,866)
                                            -----               ------------
NET ASSETS ...............................  100.0%              $     35,579
                                            =====               ============

---------------------
  * Aggregate cost for federal tax purposes.
 ** Some or all of these securities are on loan at March 31, 2006, and have an aggregate market value of $6,910,000, representing 1.9% of the total net assets of the Fund (Collateral Value $7,051,000).
  + Non-income producing security.
 ++ Represents investment purchased with cash collateral for securities loaned. +++ Security acquired in a transaction exempt from registration under Rule
    144A of the Securities Act of 1933, as amended.

--------------------------------------------------------------------------------
                               GLOSSARY OF TERMS
         ADR      --         American Depositary Receipt
         EIS      --         Enhanced Income Security
         (F)      --         Foreign Shares
--------------------------------------------------------------------------------

                     See Notes to Portfolio of Investments.                   17

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT SMALL CAP GROWTH FUND

MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     VALUE
         SHARES                                                       (000S)
         ------                                                       ------

COMMON STOCKS - 96.9%
       CONSUMER DISCRETIONARY - 15.6%
         CONSUMER DURABLES & APPAREL - 4.9%
          7,400   Carter's, Inc.+ ...........................   $        500
         16,446   Charles & Colvard Ltd.** ..................            178
         24,600   Coach, Inc.+ ..............................            851
          7,400   Crocs, Inc.+ ..............................            186
          7,512   Desarrolladora Homex SA de CV, ADR+ .......            265
          7,600   Under Armour, Inc., Class A+ ..............            246
          9,000   Volcom, Inc.+ .............................            320
                                                                ------------
                                                                       2,546
                                                                ------------
         CONSUMER SERVICES - 3.0%
          9,300   BJ's Restaurants Inc.+ ....................            251
          8,756   Cheesecake Factory, Inc.+ .................            328
          3,150   Ctrip.com International Ltd., ADR .........            260
          6,500   Ruby Tuesday, Inc. ........................            209
          4,100   Shuffle Master, Inc.+ .....................            147
         10,169   Sonic Corporation+ ........................            357
                                                                ------------
                                                                       1,552
                                                                ------------
         MEDIA - 2.2%
         20,100   Focus Media Holding Ltd., ADR+ ............          1,166
                                                                ------------
         RETAILING - 5.5%
          7,483   Guitar Center, Inc.+ ......................            357
         12,100   Gymboree Corporation+ .....................            315
         23,722   Hibbett Sporting Goods, Inc.+ .............            783
          8,500   Hot Topic, Inc.+ ..........................            123
         12,700   Priceline.com Inc.+ .......................            315
          7,767   Stamps.com, Inc.+ .........................            274
          4,403   Tractor Supply Company+ ...................            292
         15,276   Urban Outfitters, Inc.+ ...................            375
                                                                ------------
                                                                       2,834
                                                                ------------
                  Total Consumer Discretionary ..............          8,098
                                                                ------------
       CONSUMER STAPLES - 1.3%
         FOOD & STAPLES RETAILING - 0.7%
         9,900    Central European Distribution Corporation+             381
                                                                ------------
         HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
          7,414   Parlux Fragrances, Inc.+ ..................            239
          1,495   USANA Health Sciences, Inc.+ ..............             62
                                                                ------------
                                                                         301
                                                                ------------
                  Total Consumer Staples ....................            682
                                                                ------------
         ENERGY - 8.6%
         10,500   ATP Oil & Gas Corporation+ ................            461
         13,600   Basic Energy Services, Inc.+ ..............            405
         15,300   Bronco Drilling Company, Inc.+ ............            402
         22,800   Carrizo Oil & Gas, Inc.+ ..................            593
          6,200   Dril-Quip, Inc.+ ..........................            439
          4,200   Hercules Offshore, Inc.+ ..................            143

                                                                     VALUE
         SHARES                                                       (000S)
         ------                                                       ------

         31,100   Input/Output, Inc.+ .......................   $        302
          4,100   Lufkin Industries, Inc. ...................            227
         25,500   Petrohawk Energy Corporation+ .............            349
         15,200   Pioneer Drilling Company+ .................            250
          3,700   SEACOR Holdings Inc.+ .....................            293
          6,256   Veritas DGC, Inc.+ ........................            284
          6,400   W-H Energy Services, Inc.+ ................            285
                                                                ------------
                  Total Energy ..............................          4,433
                                                                ------------
       FINANCIALS - 4.6%
         BANKS - 1.6%
         11,242   Brookline Bancorp, Inc. ...................            174
         11,400   Midwest Banc Holdings, Inc. ...............            296
         11,200   Signature Bank+ ...........................            365
                                                                ------------
                                                                         835
                                                                ------------
         DIVERSIFIED FINANCIALS - 1.1%
         17,400   First Cash Financial Services, Inc.+ ......            348
         17,100   TradeStation Group, Inc.+ .................            236
                                                                ------------
                                                                         584
                                                                ------------
         INSURANCE - 1.9%
         17,600   American Equity Investment Life Holding
                    Company .................................            253
         16,100   Amerisafe Inc.+ ...........................            193
         10,324   Delphi Financial Group, Inc., Class A .....            533
                                                                ------------
                                                                         979
                                                                ------------
                  Total Financials ..........................          2,398
                                                                ------------
       HEALTH CARE - 24.1%
         HEALTH CARE EQUIPMENT & SERVICES - 12.7%
          7,600   Abaxis, Inc.+ .............................            172
         15,879   Adeza Biomedical Corporation+ .............            336
          6,400   Advisory Board Company+ ...................            357
         26,194   Align Technology, Inc.+ ...................            240
          9,588   ArthroCare Corporation+ ...................            458
          7,527   Aspect Medical Systems, Inc.+ .............            207
          9,014   Centene Corporation+ ......................            263
         16,754   Conceptus, Inc.+ ..........................            220
          7,696   Conor Medsystems, Inc.+ ...................            226
          2,700   Foxhollow Technologies Inc.+ ..............             82
         11,500   HealthExtras, Inc.+ .......................            406
          4,978   Healthways, Inc.+ .........................            254
          9,600   Immucor, Inc.+ ............................            275
         13,798   IntraLase Corporation+ ....................            320
         11,200   IRIS International Inc.+ ..................            175
         10,748   Kyphon, Inc.+ .............................            400
          9,339   LCA-Vision, Inc. ..........................            468
          9,550   Merge Technologies, Inc.+ .................            153
         15,700   Micrus Endovascular Corporation+ ..........            222
          6,900   Natus Medical Inc.+ .......................            141
          5,800   Palomar Medical Technologies, Inc.+ .......            194
         11,600   Quidel Corporation+ .......................            149

18                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
VT SMALL CAP GROWTH FUND

MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     VALUE
         SHARES                                                       (000S)
         ------                                                       ------

COMMON STOCKS (CONTINUED)
       HEALTH CARE (CONTINUED)
         HEALTH CARE EQUIPMENT & SERVICES (CONTINUED)
         12,497   Syneron Medical Ltd. (F)+ .................   $        365
         10,666   Ventiv Health, Inc.+ ......................            354
          4,300   Vital Images, Inc.+ .......................            147
                                                                ------------
                                                                       6,584
                                                                ------------
         PHARMACEUTICALS & BIOTECHNOLOGY - 11.4%
         10,500   Adams Respiratory Therapeutics, Inc.+ .....            418
         17,800   Anadys Pharmaceuticals Inc.+ ..............            287
         21,600   Aspreva Pharmaceuticals Corporation (F)+ ..            538
          7,800   Combinatorx Inc.+ .........................             93
          9,166   CV Therapeutics, Inc.+ ....................            202
          7,500   Digene Corporation+ .......................            293
         13,500   Encysive Pharmaceuticals, Inc.+ ...........             66
         12,046   First Horizon Pharmaceutical Corporation+ .            304
         16,500   Keryx Biopharmaceuticals, Inc.+ ...........            315
          8,550   Kos Pharmaceuticals, Inc.+ ................            409
         19,638   MGI Pharma, Inc.+ .........................            344
         25,800   Nastech Pharmaceutical Company Inc.+ ......            464
         17,369   Nektar Therapeutics+ ......................            354
         11,902   PDL BioPharma Inc.+ .......................            390
         18,000   Rigel Pharmaceuticals, Inc.+ ..............            207
         16,337   Salix Pharmaceuticals Ltd.+ ...............            270
          2,200   SeraCare Life Sciences, Inc.+ .............              8
         15,000   Telik, Inc.+ ..............................            290
          9,783   United Therapeutics Corporation+ ..........            648
                                                                ------------
                                                                       5,900
                                                                ------------
                  Total Health Care .........................         12,484
                                                                ------------
       INDUSTRIALS - 13.0%
         CAPITAL GOODS - 8.6%
         20,726   A.S.V., Inc.+ .............................            668
          2,848   American Science & Engineering, Inc.+ .....            266
          7,350   Bucyrus International, Inc. ...............            354
         19,314   Ceradyne, Inc.+ ...........................            964
          6,800   ESCO Technologies Inc.+ ...................            345
         14,500   Essex Corporation+ ........................            319
         13,500   Hexcel Corporation+ .......................            297
          4,000   iRobot Corporation+** .....................            111
          7,833   Lincoln Electric Holdings, Inc. ...........            423
          7,600   NCI Building Systems, Inc.+ ...............            454
         19,601   TurboChef Technologies, Inc.+** ...........            239
                                                                ------------
                                                                       4,440
                                                                ------------
         COMMERCIAL SERVICES & SUPPLIES - 3.2%
          5,226   CRA International Inc.+ ...................            257
          8,900   Kenexa Corporation+ .......................            274
         14,303   LECG Corporation+ .........................            276
          6,900   Mine Safety Appliances Company ............            290
          7,200   Portfolio Recovery Associates, Inc.+ ......            337
          9,648   Resources Connection, Inc.+ ...............            240
                                                                ------------
                                                                       1,674
                                                                ------------

                                                                     VALUE
         SHARES                                                       (000S)
         ------                                                       ------

         TRANSPORTATION - 1.2%
         13,200   Knight Transportation, Inc. ...............   $        260
         13,205   Universal Truckload Services, Inc.+ .......            331
                                                                ------------
                                                                         591
                                                                ------------
                  Total Industrials .........................          6,705
                                                                ------------
       INFORMATION TECHNOLOGY - 29.7%
         COMMUNICATIONS EQUIPMENT - 5.3%
         20,585   AudioCodes Ltd.+ ..........................            284
         47,765   Glenayre Technologies, Inc.+ ..............            251
         19,100   Ixia+ .....................................            272
         18,321   Openwave Systems Inc.+ ....................            395
         11,417   Orckit Communications Ltd. (F)+ ...........            251
         18,800   Polycom, Inc.+ ............................            408
          8,000   Redback Networks Inc.+ ....................            174
          4,116   SafeNet, Inc.+ ............................            109
         27,300   Symmetricom, Inc.+ ........................            233
         22,100   Tekelec+ ..................................            306
         29,800   Zhone Technologies, Inc.+ .................             80
                                                                ------------
                                                                       2,763
                                                                ------------
         COMPUTERS & PERIPHERALS - 2.8%
          8,200   Hutchinson Technology, Inc.+ ..............            248
         10,000   Neoware Inc.+ .............................            296
         17,300   Rackable Systems Inc.+ ....................            914
                                                                ------------
                                                                       1,458
                                                                ------------
         INTERNET SOFTWARE & SERVICES - 5.8%
         13,226   Akamai Technologies, Inc.+ ................            435
         23,689   aQuantive, Inc.+ ..........................            558
          5,300   F5 Networks, Inc.+ ........................            384
         16,200   iVillage, Inc.+ ...........................            136
         17,100   Jupitermedia Corporation+ .................            308
         10,236   Marchex, Inc., Class B+ ...................            220
         26,900   Secure Computing Corporation+ .............            310
         20,003   ValueClick, Inc.+ .........................            338
         16,800   WebSideStory, Inc.+ .......................            289
                                                                ------------
                                                                       2,978
                                                                ------------
         IT SERVICES - 2.9%
         22,385   Euronet Worldwide, Inc.+ ..................            847
         10,350   RightNow Technologies, Inc.+ ..............            164
         15,700   VeriFone Holdings, Inc.+ ..................            476
                                                                ------------
                                                                       1,487
                                                                ------------
       SEMICONDUCTORS & SEMICONDUCTOR
         EQUIPMENT - 7.0%
          5,800   Cymer, Inc.+ ..............................            264
          8,700   Ikanos Communications+ ....................            171
         11,700   Microsemi Corporation+ ....................            341
         23,963   O2Micro International Limited (F)+ ........            255
          4,300   Saifun Semiconductors Ltd. (F)+ ...........            134
         14,500   Semtech Corporation+ ......................            259
         18,200   Silicon Motion Technology Corporation,
                    ADR+ ....................................            221


                     See Notes to Portfolio of Investments.                   19

--------------------------------------------------------------------------------
VT SMALL CAP GROWTH FUND

MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                      VALUE
         SHARES                                                       (000S)
         ------                                                       ------

COMMON STOCKS (CONTINUED)
       INFORMATION TECHNOLOGY (CONTINUED)
         SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONTINUED)

          8,300   SiRF Technology Holdings, Inc.+ ...........   $        294
          4,000   Supertex, Inc.+ ...........................            150
         15,125   Tessera Technologies, Inc.+ ...............            485
         26,498   Trident Microsystems, Inc.+ ...............            770
         13,700   Zoran Corporation+ ........................            300
                                                                ------------
                                                                       3,644
                                                                ------------
         SOFTWARE - 5.9%
         18,000   Concur Technologies, Inc.+ ................            334
          6,300   FactSet Research Systems Inc. .............            279
         26,500   FalconStor Software, Inc.+ ................            250
         28,400   Informatica Corporation+ ..................            442
         25,936   Online Resources Corporation+ .............            337
          2,600   Open Solutions Inc.+ ......................             71
         14,703   PDF Solutions, Inc.+ ......................            278
          4,900   Retalix Ltd. (F)+ .........................            121
          8,422   TALX Corporation ..........................            240
         32,500   TIBCO Software Inc.+ ......................            272
         27,400   VASCO Data Security International, Inc.+ ..            224
          8,200   Witness Systems, Inc.+ ....................            208
                                                                ------------
                                                                       3,056
                                                                ------------
                  Total Information Technology ..............         15,386
                                                                ------------
                  Total Common Stocks
                    (Cost $38,609) ..........................         50,186
                                                                ------------
REAL ESTATE INVESTMENT TRUSTS (REITs) - 1.1%
          7,250   RAIT Investment Trust .....................            205
         15,400   Strategic Hotel & Resorts, Inc. ...........            358
                                                                ------------
                  Total REITs
                    (Cost $473) .............................            563
                                                                ------------

        PRINCIPAL
         AMOUNT                                                    VALUE
         (000s)                                                    (000S)
         ------                                                    ------

REPURCHASE AGREEMENT - 1.5%
  (Cost $780)
$           780   Agreement with Morgan Stanley, 4.450%
                    dated 03/31/2006, to be repurchased at
                    $966,000 on 04/03/2006
                    (Collateralized by U.S. Treasury Note,
                    1.875% due 07/15/2013,
                    market value $995,000) ..................   $        780
                                                                ------------
SHORT-TERM INVESTMENT - 0.9%
  (Cost $478)
            478   Mellon GSL DBT II
                    Collateral Fund++ .......................            478
                                                                ------------
TOTAL INVESTMENTS (Cost $40,340*) ......... 100.4%                    52,007
OTHER ASSETS (LIABILITIES) (NET) ..........  (0.4)                      (212)
                                            -----               ------------
NET ASSETS ................................ 100.0%              $     51,795
                                            =====               ============

------------------------
 *  Aggregate cost for federal tax purposes.
** Some or all of these securities are on loan at March 31, 2006, and have an aggregate market value of $456,000, representing 0.9% of the total net assets of the Fund (Collateral Value $478,000).
 +  Non-income producing security.
++  Represents investment purchased with cash collateral for securities loaned.

--------------------------------------------------------------------------------
                               GLOSSARY OF TERMS
         ADR      --         American Depositary Receipt
         (F)      --         Foreign Shares
--------------------------------------------------------------------------------

20                   See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT INTERNATIONAL GROWTH FUND

MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                      VALUE
         SHARES                                                       (000S)
         ------                                                       ------

COMMON STOCKS - 97.1%
         JAPAN - 26.0% ***
          4,800   Advantest Corporation** ...................   $        572
         32,700   AEON Company Ltd. .........................            793
          7,400   Astellas Pharma Inc.** ....................            281
          5,200   Canon Inc. ................................            344
         11,000   Daiichi Sankyo Company Ltd.** .............            251
         13,000   Daimaru, Inc. .............................            192
         15,000   Daiwa House Industry Company Ltd. .........            260
          9,100   FANUC Ltd. ................................            876
          2,100   Hirose Electric Company Ltd. ..............            295
          8,400   Hoya Corporation** ........................            339
         22,400   Kansai Electric Power Company Inc. ........            498
         14,000   Kao Corporation** .........................            369
             37   Millea Holdings, Inc.** ...................            732
         27,700   Mitsubishi Corporation ....................            631
         69,000   Mitsubishi Estate Company Ltd. ............          1,636
         48,000   Mitsubishi Heavy Industries Ltd. ..........            228
            137   Mitsubishi UFJ Financial Group, Inc. ......          2,095
         17,000   Mitsui & Company Ltd.** ...................            246
         11,000   Mitsui Fudosan Company Ltd. ...............            253
         14,000   Mitsui Sumitomo Insurance Company Ltd. ....            190
            148   Mizuho Financial Group, Inc. ..............          1,211
          3,300   Murata Manufacturing Company Ltd. .........            223
         15,000   NGK Spark Plug Company, Ltd.** ............            350
          3,200   Nidec Corporation .........................            263
          5,200   Nintendo Company Ltd. .....................            778
         25,000   Nippon Electric Glass Company, Ltd. .......            622
         62,000   Nippon Steel Corporation ..................            240
             65   Nippon Telegraph & Telephone Corporation ..            279
         57,100   Nissan Motor Company Ltd.** ...............            678
         14,000   Nitto Denko Corporation ...................          1,188
         24,000   Obayashi Corporation ......................            195
         37,000   Odakyu Electric Railway Company, Ltd.** ...            229
          5,490   ORIX Corporation ..........................          1,709
         17,000   Ricoh Company, Ltd.** .....................            332
          4,200   Rohm Company Ltd. .........................            444
          4,500   SECOM Company Ltd.** ......................            230
          1,600   Shimamura Company Ltd. ....................            186
          7,000   Shin-Etsu Chemical Company Ltd. ...........            380
          5,900   SMC Corporation ...........................            919
         65,500   SOFTBANK Corporation** ....................          1,920
         32,000   Sompo Japan Insurance Inc. ................            464
          4,442   Sony Corporation** ........................            206
         67,000   Sumitomo Corporation** ....................            954
            272   Sumitomo Mitsui Financial Group, Inc. .....          3,004
         10,000   Sumitomo Realty & Development Company, Ltd.            277
         54,500   Suzuki Motor Corporation ..................          1,253
          3,200   T&D Holdings, Inc. ........................            250
          9,100   Takeda Pharmaceutical Company Ltd.** ......            519
          2,300   TDK Corporation ...........................            173
          7,800   Tokyo Electric Power Company Inc.** .......            195
         16,100   Tokyo Electron Ltd. .......................          1,111


                                                                      VALUE
         SHARES                                                       (000S)
         ------                                                       ------

         48,000   Tokyo Gas Company Ltd.** ..................   $        210
         66,000   Tokyu Corporation .........................            445
         29,000   Toshiba Corporation** .....................            169
          3,100   Toyota Motor Corporation (F)** ............            169
         13,000   Trend Micro Inc. ..........................            456
          2,600   Unicharm Corporation ......................            128
         10,100   USHIO Inc.** ..............................            241
            914   Yahoo! Japan Corporation ..................            558
          4,900   Yamada Denki Company Ltd.** ...............            565
         37,200   Yamato Holdings Company, Ltd.** ...........            762
                                                                ------------
                                                                      35,566
                                                                ------------
         UNITED KINGDOM - 13.0%
          1,200   Anglo American PLC ........................             46
          7,400   Anglo American PLC (F) ....................            285
         31,000   ARM Holdings PLC ..........................             72
         30,400   AstraZeneca PLC ...........................          1,532
         43,500   Astro All Asia Networks PLC ...............             56
         60,800   BAE Systems PLC ...........................            444
         14,637   BHP Billiton PLC ..........................            267
         22,800   Brambles Industries PLC ...................            171
         12,000   British Land Company PLC ..................            259
         21,143   Cadbury Schweppes PLC (F) .................            210
          6,900   Carnival PLC ..............................            339
         72,800   HBOS PLC ..................................          1,216
         25,400   HSBC Holdings PLC .........................            426
         15,600   Johnston Press PLC ........................            132
          1,300   Kazakhmys PLC+ ............................             24
         55,500   Kingfisher PLC ............................            231
         37,200   Lloyds TSB Group PLC ......................            356
          1,300   Lonmin PLC ................................             60
         12,000   Northern Rock PLC .........................            247
         17,700   Old Mutual PLC ............................             62
         12,900   Oxus Gold PLC+ ............................             18
         18,300   Pearson PLC ...............................            254
         77,800   Reed Elsevier PLC .........................            746
          5,100   Rio Tinto PLC .............................            259
         74,500   Royal Bank of Scotland Group PLC++ ........          2,424
         66,551   Royal Dutch Shell PLC, A Shares ...........          2,082
          2,900   Royal Dutch Shell PLC, Class A, ADR .......            181
         19,600   Scottish & Southern Energy PLC ............            385
         31,000   Standard Chartered PLC ....................            771
         31,000   Tesco PLC .................................            178
         63,000   TI Automotive Ltd., Class A+# .............              0
         42,900   Unilever PLC ..............................            439
      1,351,998   Vodafone Group PLC (F) ....................          2,831
         10,600   Wolseley PLC ..............................            260
          9,400   Xstrata PLC ...............................            304
         25,200   Yell Group PLC ............................            238
                                                                ------------
                                                                      17,805
                                                                ------------
         FRANCE - 7.6%
          4,600   Accor SA** ................................            265
          6,800   AXA Group .................................            239

                     See Notes to Portfolio of Investments.                   21

--------------------------------------------------------------------------------
VT INTERNATIONAL GROWTH FUND

MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                      VALUE
         SHARES                                                       (000S)
         ------                                                       ------

COMMON STOCKS (CONTINUED)
         FRANCE (CONTINUED)
          1,450   BNP Paribas+ ..............................   $        130
         14,500   BNP Paribas SA** ..........................          1,347
         30,300   Bouygues SA++ .............................          1,610
          3,500   Dassault Systemes SA** ....................            200
          2,000   Essilor International SA ..................            178
          3,000   Groupe Danone .............................            368
          1,520   L'Air Liquide SA ..........................            317
          3,900   L'Oreal SA ................................            344
          5,800   Lafarge SA ................................            657
          2,800   Renault SA ................................            298
          6,900   Safran SA .................................            175
         17,900   Sanofi-Aventis Group (F)** ................          1,703
          9,800   Schneider Electric SA** ...................          1,058
          2,500   Societe Generale Group** ..................            376
          4,800   Thales SA .................................            213
          1,600   Total SA ..................................            422
          6,200   Veolia Environnement SA ...................            344
          5,900   Vivendi Universal SA** ....................            203
                                                                ------------
                                                                      10,447
                                                                ------------
         SWITZERLAND - 6.5%
          3,800   Adecco SA** ...............................            212
         28,783   Compagnie Financiere Richemont AG, A Units           1,380
          9,605   Credit Suisse Group** .....................            539
         17,095   Holcim Ltd. ...............................          1,361
          3,591   Nestle SA (F)** ...........................          1,066
         33,065   Novartis AG (F) ...........................          1,839
          4,479   Roche Holding AG-Genusschein (F) ..........            667
         14,339   Swiss Reinsurance Company .................          1,002
          1,490   Swisscom AG ...............................            483
          1,700   Synthes, Inc. .............................            186
          1,837   UBS AG ....................................            202
                                                                ------------
                                                                       8,937
                                                                ------------
         GERMANY - 4.9%
          5,200   Allianz AG ................................            868
          4,300   Altana AG .................................            267
          9,700   Bayer AG ..................................            389
          4,100   Bayerische Motoren Werke (BMW) AG .........            226
          7,700   Commerzbank AG+** .........................            307
          7,700   DaimlerChrysler AG** ......................            442
          3,400   Deutsche Bank AG ..........................            388
          1,989   Deutsche Boerse AG** ......................            287
         11,400   Deutsche Post AG ..........................            286
          5,900   E.ON AG ...................................            649
          6,200   Infineon Technologies AG+ .................             64
          2,900   SAP AG ....................................            629
          3,100   SAP AG, Sponsored ADR .....................            168
         10,100   Siemens AG ................................            943
         11,200   Volkswagen AG** ...........................            846
                                                                ------------
                                                                       6,759
                                                                ------------


                                                                      VALUE
         SHARES                                                       (000S)
         ------                                                       ------

         CANADA - 4.6%
         21,600   Abitibi-Consolidated Inc.** ...............   $         89
         28,700   Alcan Inc.** ..............................          1,313
          1,200   Banro Corporation+ ........................             13
            400   Barrick Gold Corporation ..................             11
         20,600   Barrick Gold Corporation (F) ..............            561
         24,700   Cameco Corporation ........................            888
          3,200   Canadian Imperial Bank of Commerce ........            236
         16,600   Canadian Natural Resources Ltd.** .........            923
          4,000   CIC Energy Corporation+ ...................             21
          8,100   Inco Ltd. (F)+ ............................            404
         10,300   Ivanhoe Mines Ltd.+ .......................             98
          1,900   Magna International Inc., Class A .........            143
          2,800   Manulife Financial Corporation** ..........            176
          9,800   Methanex Corporation ......................            201
          6,500   Potash Corporation of Saskatchewan Inc. ...            572
          5,400   Suncor Energy Inc.** ......................            415
          5,900   TELUS Corporation** .......................            228
                                                                ------------
                                                                       6,292
                                                                ------------
         NETHERLANDS - 4.6%
         30,229   ABN AMRO Holding NV .......................            906
         36,937   AEGON NV ..................................            684
          6,250   Heineken Holding NV .......................            215
         17,400   Heineken NV ...............................            660
         30,231   ING Groep NV** ............................          1,194
        138,400   Koninklijke (Royal) KPN NV** ..............          1,560
          5,300   Koninklijke (Royal) Numico NV+ ............            235
         18,000   Reed Elsevier NV ..........................            258
          6,500   TNT NV** ..................................            225
          4,500   Unilever NV ...............................            313
                                                                ------------
                                                                       6,250
                                                                ------------
         SOUTH KOREA - 4.0% ***
         14,490   Asiana Airlines+ ..........................            113
             70   Cheil Communications Inc. .................             15
             90   CJ Home Shopping ..........................             10
            940   Daewoo Shipbuilding & Marine Engineering
                    Company Ltd. ............................             25
            300   Doosan Heavy Industries and Construction
                    Company Ltd. ............................             10
          6,670   Doosan Infracore Company Ltd. .............            124
          1,730   GS Engineering & Construction Corporation .            103
          5,840   Hankook Tire Company Ltd. .................             88
          1,490   Hynix Semiconductor Inc.+ .................             44
          1,960   Hyundai Development Company ...............             90
            240   Hyundai Heavy Industries Company Ltd. .....             21
            270   Hyundai Mipo Dockyard Company Ltd. ........             23
            250   Hyundai Mobis .............................             22
          2,360   Hyundai Motor Company .....................            199
          1,010   Hyundai Steel Company .....................             30
            490   Kia Motors Corporation ....................             10
          4,590   Kookmin Bank ..............................            396
          1,440   Kookmin Bank, Sponsored ADR ...............            123

22                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
VT INTERNATIONAL GROWTH FUND

MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                      VALUE
         SHARES                                                       (000S)
         ------                                                       ------
COMMON STOCKS (CONTINUED)
         SOUTH KOREA (CONTINUED)
          1,800   KT Corporation, Sponsored ADR .............   $         38
          1,120   KT&G Corporation ..........................             63
         11,000   LG.Philips LCD Company Ltd., ADR+ .........            250
            180   Lotte Shopping Company Ltd. ...............             74
          2,770   LS Cable Ltd. .............................            103
          4,700   Macquarie Korea Infrastructure Fund+ ......             34
          4,200   Macquarie Korea Infrastructure Fund, GDR+ .             30
            100   Nong Shim Company Ltd. ....................             28
             40   POSCO .....................................             10
            300   POSCO, ADR ................................             19
          1,600   Pusan Bank ................................             23
          4,234   Samsung Electronics Company Ltd. ..........          2,746
          2,430   Samsung Engineering Company Ltd. ..........             82
          1,560   Samsung Fire & Marine Insurance Company Ltd.           206
            430   Samsung Securities Company Ltd. ...........             23
          3,140   Shinhan Financial Group Company Ltd. ......            141
             90   Shinsegae Company Ltd. ....................             41
          1,200   SK Telecom Company Ltd., ADR ..............             28
          1,110   Sungshin Cement Company Ltd. ..............             21
          2,460   Woori Finance Holdings Company Ltd. .......             49
                                                                ------------
                                                                       5,455
                                                                ------------
         SPAIN - 3.2%
          7,100   Altadis, SA** .............................            318
         58,700   Banco Bilbao Vizcaya Argentaria SA ........          1,225
         70,700   Banco Santander Central Hispano SA ........          1,032
         11,500   Iberdrola SA** ............................            371
          7,500   Industria de Diseno Textil SA (Inditex)** .            290
         31,600   Repsol YPF SA .............................            898
         19,769   Telefonica SA .............................            310
                                                                ------------
                                                                       4,444
                                                                ------------
         SOUTH AFRICA - 2.6%
          6,900   ABSA Group Ltd. ...........................            130
          1,600   Anglo Platinum Ltd. .......................            145
            900   AngloGold Ashanti Ltd. ....................             48
          5,000   Aspen Pharmacare Holdings Ltd. ............             35
         20,800   Aveng Ltd. ................................             79
          4,700   AVI Ltd. ..................................             13
          3,100   Barloworld Ltd. ...........................             67
          9,300   Edgars Consolidated Stores Ltd. ...........             58
          7,500   Gold Fields Ltd. ..........................            163
         15,100   Harmony Gold Mining Company Ltd.+ .........            245
            900   Impala Platinum Holdings Ltd. .............            170
          8,900   Massmart Holdings Ltd. ....................             84
          1,100   Mittal Steel South Africa Ltd. ............             11
          5,000   Mr. Price Group Ltd. ......................             17
         27,484   Murray & Roberts Holdings Ltd. ............            123
         20,077   Mvelaphanda Resources Ltd.+ ...............            101
          8,190   Network Healthcare Holdings Ltd. ..........             12
          2,000   Sappi Ltd. ................................             30


                                                                      VALUE
         SHARES                                                       (000S)
         ------                                                       ------

         49,300   Sasol Ltd. ................................   $      1,863
         11,600   Standard Bank Group Ltd. ..................            160
          2,500   Truworths International Ltd. ..............             12
          3,014   Wilson Bayly Holmes-Ovcon Ltd. ............             28
                                                                ------------
                                                                       3,594
                                                                ------------
         HONG KONG - 2.4% ***
         16,000   Advanced Semiconductor Manufacturing
                    Corporation, Class H+ ...................              3
         18,000   Agile Property Holdings Ltd.+ .............             15
         12,000   Angang New Steel Company Ltd., Class H ....             11
         76,000   Anhui Conch Cement Company Ltd., Class H ..            110
         64,000   Beijing Capital International Airport Company
                    Ltd., Class H ...........................             37
         10,000   Beijing Enterprises Holdings Ltd. .........             19
         56,000   BOE Technology Group Company Ltd.,
                    Class B .................................             10
        206,000   China Construction Bank, Class H+ .........             96
         94,000   China Life Insurance Company Ltd., Class H+            119
         72,000   China Mengniu Dairy Company Ltd. ..........             80
         10,000   China Merchants Holdings International
                    Company Ltd. ............................             29
         14,500   China Netcom Group Corporation Ltd. .......             26
         34,000   China Oilfield Services Ltd., Class H .....             17
         32,000   China Overseas Land & Investment Ltd. .....             22
         76,000   China Paradise Electronics Retail Ltd.+ ...             37
         32,800   Chongqing Changan Automobile Company
                    Ltd., Class B ...........................             16
         39,000   Clear Media Ltd.+ .........................             45
        138,000   Dongfeng Motor Corporation Ltd., Class H+ .             60
         82,000   Foxconn International Holdings Ltd.+ ......            154
         41,000   GOME Electrical Appliances Holdings Ltd. ..             46
         62,000   Hang Lung Group Ltd. ......................            141
        113,500   Hang Lung Properties Ltd. .................            216
        144,000   Johnson Electric Holdings Ltd. ............            135
          3,500   Kingboard Chemical Holdings Ltd. ..........             11
         88,000   Lenovo Group Ltd. .........................             33
        190,000   Li & Fung Ltd. ............................            429
         12,000   Li Ning Company Ltd. ......................             11
         22,000   Lianhua Supermarket Holdings Ltd., Class H              24
        316,000   PCCW Ltd. .................................            206
        122,000   PetroChina Company Ltd., Class H ..........            127
        303,000   Semiconductor Manufacturing International
                    Corporation+ ............................             45
         60,000   Shanghai Forte Land Company Ltd., Class H .             31
         62,000   Shangri-La Asia Ltd. ......................            100
         23,000   Sung Hung Kai Properties Ltd. .............            234
         42,500   Swire Pacific Ltd., Class A ...............            416
         50,000   Tsingtao Brewery Company Ltd., Class H ....             70
         12,000   Weichai Power Company Ltd., Class H .......             20
          8,000   Weiqiao Textile Company Ltd., Class H .....             12
         17,000   Wumart Stores, Inc., Class H ..............             59
         11,400   ZTE Corporation, Class H ..................             46
                                                                ------------
                                                                       3,318
                                                                ------------

                     See Notes to Portfolio of Investments.                   23

--------------------------------------------------------------------------------
VT INTERNATIONAL GROWTH FUND

MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                      VALUE
         SHARES                                                       (000S)
         ------                                                       ------

COMMON STOCKS (CONTINUED)
         MEXICO - 2.3%
         61,000   America Movil SA de CV, Series L, ADR .....   $      2,090
         72,100   Carso Infraestructura y Construccion SA+ ..             55
          5,200   Cemex SA de CV, CPO, Unit .................             34
         36,000   Empresas ICA SA de CV+ ....................            111
          4,500   Grupo Aeroportuario del Pacifico SA de CV,
                    ADR+ ....................................            144
         17,493   Grupo Financiero Banorte SA de CV .........             42
          9,200   Grupo Televisa SA, Sponsored ADR ..........            183
         13,600   Impulsora del Desarrollo y el Empleo en
                    America Latina, SA de CV+ ...............             15
         12,400   Kimberly-Clark de Mexico, SA de CV,
                    Class A .................................             42
        137,400   Wal-Mart de Mexico SA de CV, Series V .....            368
                                                                ------------
                                                                       3,084
                                                                ------------
         TAIWAN - 2.0% ***
         12,800   AU Optronics Corporation, ADR .............            191
          6,830   Cathy Financial Holding Company, Ltd., GDR             122
          3,100   Chi Mei Optoelectronics Corporation, GDR ..             43
         10,000   China Steel Corporation, Sponsored GDS ....            186
         44,000   Fubon Financial Holding Company, Ltd., GDR             373
         62,000   Hon Hai Precision Industry Company, Ltd.,
                    ADR .....................................            768
          7,000   Quanta Computer Inc., GDR .................             57
          5,700   Siliconware Precision Industries Company,
                    ADR .....................................             37
         93,810   Taiwan Semiconductor Manufacturing
                    Company Ltd., Sponsored ADR .............            944
          9,100   United Microelectronics Corporation, ADR ..             31
                                                                ------------
                                                                       2,752
                                                                ------------
         AUSTRALIA - 1.8% ***
         42,200   Amcor Ltd. ................................            224
         15,876   Brambles Industries Ltd.** ................            122
         37,212   Foster's Group Ltd. .......................            142
         74,105   Insurance Australia Group Ltd. ............            290
          3,200   Macquarie Bank Limited ....................            148
         28,800   Promina Group Ltd. ........................            113
         14,000   QBE Insurance Group Ltd. ..................            219
         39,128   Rinker Group Ltd. .........................            556
          7,300   Wesfarmers Ltd. ...........................            182
         11,800   Westpac Banking Corporation ...............            201
         16,731   Woolworths Ltd.** .........................            226
                                                                ------------
                                                                       2,423
                                                                ------------
         INDIA - 1.3%
         15,500   ICICI Bank Ltd., Sponsored ADR ............            429
          7,700   Infosys Technologies Ltd., Sponsored ADR ..            600
          5,400   McDowell & Company Ltd., GDR+ .............             45
          8,678   Ranbaxy Laboratories Ltd., Sponsored GDR ..             84
          8,900   Reliance Energy Ltd., GDR .................            366
          3,951   Reliance Industries Ltd., Sponsored GDR++ .            141
          3,500   Wipro Ltd., ADR ...........................             52
                                                                ------------
                                                                       1,717
                                                                ------------


                                                                      VALUE
         SHARES                                                       (000S)
         ------                                                       ------

         SWEDEN - 1.1%
         12,900   Assa Abloy AB, B Shares ...................   $        240
         11,700   Atlas Copco AB, Class A** .................            329
          4,600   Sandvik AB ................................            272
        159,000   Telefonaktiebolaget LM Ericsson, B Shares**            604
                                                                ------------
                                                                       1,445
                                                                ------------
         BRAZIL - 1.0%
          2,000   All America Latina Logistica, Unit ........            125
          3,000   Banco Nossa Caixa SA ......................             66
          3,000   Companhia de Concessoes Rodoviarias .......             28
          3,000   Companhia de Saneamento de Minas Gerais -
                    Copasa MG+ ..............................             33
          1,000   Companhia Siderurgica Nacional SA,
                    Sponsored ADR ...........................             31
          2,300   Companhia Vale do Rio Doce, Sponsored
                    ADR .....................................            112
      1,378,000   Light SA+ .................................             10
          2,000   Lojas Renner SA ...........................            109
          5,000   Natura Cosmeticos SA ......................             60
          2,000   Porto Seguro SA ...........................             34
          2,500   Submarino SA ..............................             63
          2,000   Telemig Celular Participacoes SA, ADR .....             95
     15,770,000   Tim Participacoes SA ......................             61
          7,800   Tim Participacoes SA, ADR .................            289
          3,100   Unibanco - Uniao de Bancos Brasileiros SA,
                    GDR .....................................            229
          1,000   Usinas Siderurgicas de Minas Gerais SA                  38
          5,857   Vivo Participacoes SA, ADR ................             25
                                                                ------------
                                                                       1,408
                                                                ------------
         FINLAND - 0.8%
         26,900   Nokia Oyj** ...............................            557
         14,300   Nokia Oyj, Sponsored ADR ..................            296
          2,300   Stora Enso Oyj - R Shares** ...............             35
         10,600   UPM-Kymmene Oyj ...........................            251
                                                                ------------
                                                                       1,139
                                                                ------------
         SINGAPORE - 0.8% ***
         66,000   Bio-Treat Technology Ltd. .................             49
         20,000   DBS Group Holdings Ltd.** .................            202
        398,215   Singapore Telecommunications Ltd.++ .......            653
         21,000   United Overseas Bank Ltd.** ...............            203
                                                                ------------
                                                                       1,107
                                                                ------------
         ISRAEL - 0.7%
          6,500   Bank Hapoalim BM ..........................             30
          1,600   Lipman+ ...................................             44
          2,667   Mizrahi Tefahot Bank Ltd.+ ................             16
          5,900   Partner Communications Company Ltd. .......             45
         18,200   Supersol Ltd. .............................             50
         18,700   Teva Pharmaceutical Industries Ltd.,
                    Sponsored ADR ...........................            770
                                                                ------------
                                                                         955
                                                                ------------

24                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
VT INTERNATIONAL GROWTH FUND

MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                      VALUE
         SHARES                                                       (000S)
         ------                                                       ------

COMMON STOCKS (CONTINUED)
         RUSSIA - 0.7%
          3,100   Evraz Group SA, GDR .......................   $         79
            500   Gazprom, Sponsored ADR ....................             46
            600   Gazprom, Sponsored ADR (F) ................             55
            500   LUKOIL, Sponsored ADR .....................             42
          1,300   Mining and Metallurgical Company Norilsk
                    Nickel, ADR .............................            122
          1,200   Mobile TeleSystems, Sponsored ADR .........             40
            500   NovaTek OAO, Sponsored GDR Regulation S ...             18
          4,900   Novolipetsk Steel, GDR+ ...................             99
          1,300   Pyaterochka Holding NV, GDR+ ..............             21
          5,000   Unified Energy System of Russia, GDR ......            341
          1,300   Vimpel-Communications, Sponsored ADR+ .....             56
                                                                ------------
                                                                         919
                                                                ------------
         IRELAND - 0.6%
         15,185   CRH PLC ...................................            530
         19,400   Depfa Bank PLC ............................            346
                                                                ------------
                                                                         876
                                                                ------------
         INDONESIA - 0.5% ***
         65,500   Pt Bank Central Asia Tbk ..................             30
        730,000   Pt Bank Mandiri ...........................            136
         57,500   PT Medco Energi Internasional Tbk .........             26
        739,000   Pt Telekomunikasi Indonesia ...............            561
                                                                ------------
                                                                         753
                                                                ------------
         BELGIUM - 0.5%
          4,100   Fortis ....................................            146
         13,600   SES GLOBAL, FDR ...........................            215
          6,300   UCB Group SA ..............................            310
                                                                ------------
                                                                         671
                                                                ------------
         TURKEY - 0.5%
         24,482   Akbank T.A.S. .............................            206
          4,291   Anadolu Efes Biracilik ve Malt Sanayii AS .            137
          8,011   Dogan Yayin Holding AS+ ...................             37
         10,104   Hurriyet Gazetecilik ve Matbaacilik AS ....             39
          7,711   Koc Holding AS ............................             41
         12,724   Turkiye Garanti Bankasi AS+ ...............             47
         15,253   Turkiye Is Bankasi, Class C ...............            127
                                                                ------------
                                                                         634
                                                                ------------
         MALAYSIA - 0.4% ***
         92,700   Airasia BHD+ ..............................             44
         57,800   Bumiputra-Commerce Holdings BHD ...........             99
         19,100   EON Capital BHD ...........................             30
          2,000   Genting BHD ...............................             13
         39,800   IJM Corporation BHD+ ......................             55
         20,700   IOI Corporation BHD .......................             75
          9,900   Malakoff BHD ..............................             25
          4,300   Malayan Banking BHD .......................             13
          6,400   Maxis Communications BHD ..................             15


                                                                      VALUE
         SHARES                                                       (000S)
         ------                                                       ------

         11,400   MISC BHD (F) ..............................   $         29
         12,800   Resorts World BHD .........................             46
         58,600   SP Setia BHD ..............................             60
         11,600   Tenaga Nasional BHD .......................             26
         10,800   Transmile Group BHD .......................             37
         24,200   UMW Holdings BHD+ .........................             48
                                                                ------------
                                                                         615
                                                                ------------
         EGYPT - 0.4%
          7,600   Commercial International Bank, GDR ........             93
          1,800   Egyptian Company for Mobile Services ......             50
          4,400   Orascom Construction Industries, GDR ......            360
                                                                ------------
                                                                         503
                                                                ------------
         AUSTRIA - 0.4%
          4,000   Erste Bank der Oesterreichischen
                    Sparkassen AG ...........................            236
          1,000   Raiffeisen International Bank Holding AG+ .             85
          7,583   Telekom Austria AG ........................            179
                                                                ------------
                                                                         500
                                                                ------------
         ITALY - 0.3%
         37,900   Banca Intesa SpA ..........................            226
          7,150   Eni SpA ...................................            204
                                                                ------------
                                                                         430
                                                                ------------
         THAILAND - 0.3% ***
         55,800   Bank of Ayudhya PCL, NVDR .................             26
         30,800   Electricity Generating PCL, NVDR ..........             62
         43,600   Kasikornbank PCL, (F) .....................             77
         11,200   Kiatnakin Bank PCL, NVDR ..................             10
        280,000   Krung Thai Bank PCL, (F) ..................             79
         27,200   National Finance PCL, NVDR ................             11
         14,700   Ratchaburi Electricity Generating Holding
                    PCL, (F) ................................             15
          4,100   Siam Cement PCL, NVDR .....................             25
          6,900   Siam City Cement PCL, (F) .................             52
         17,400   Thai Airways International PCL, (F) .......             20
         17,500   Tisco Bank PCL, (F) .......................             13
         41,000   TISCO Bank PCL, NVDR ......................             29
                                                                ------------
                                                                         419
                                                                ------------
         NORWAY - 0.3%
         20,700   DnB NOR ASA** .............................            279
          7,284   Norske Skogindustrier ASA** ...............            123
                                                                ------------
                                                                         402
                                                                ------------
         DENMARK - 0.3%
          6,300   Novo Nordisk A/S, Class B .................            392
                                                                ------------
         GREECE - 0.2%
          6,300   Opap SA ...................................            241
                                                                ------------

                     See Notes to Portfolio of Investments.                   25

--------------------------------------------------------------------------------
VT INTERNATIONAL GROWTH FUND

MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                      VALUE
         SHARES                                                       (000S)
         ------                                                       ------

COMMON STOCKS (CONTINUED)
         UNITED STATES - 0.2%
            200   Freeport-McMoRan Copper & Gold, Inc.,
                    Class B .................................   $         12
          1,100   Net 1 UEPS Technologies, Inc.+ ............             31
          7,932   News Corporation (F), CDI .................            132
          2,100   Zoran Corporation+ ........................             46
                                                                ------------
                                                                         221
                                                                ------------
         CAYMAN ISLANDS - 0.1%
            300   Ctrip.com International Ltd., ADR .........             25
          3,700   Kingdom Hotels Investments, GDR+ ..........             34
          3,600   NetEase.com Inc., ADR+ ....................             88
          1,700   Shanda Interactive Entertainment Ltd., ADR+             24
                                                                ------------
                                                                         171
                                                                ------------
         CHILE - 0.1%
          4,300   Embotelladora Andina SA, Class B, ADR .....             60
          2,300   Enersis SA, Sponsored ADR .................             27
                                                                ------------
                                                                          87
                                                                ------------
         LUXEMBOURG - 0.1%
          2,900   Ternium SA, Sponsored ADR+ ................             82
                                                                ------------
         HUNGARY - 0.0%
          5,600   Magyar Telekom Telecommunications .........             25
          1,100   Magyar Telekom Telecommunications,
                    Sponsored ADR ...........................             24
                                                                ------------
                                                                          49
                                                                ------------
         PHILIPPINES - 0.0% ***
          1,700   Ayala Corporation .........................             12
          5,000   SM Investments Corporation ................             22
                                                                ------------
                                                                          34
                                                                ------------
         OMAN - 0.0%
          1,320   Bank Muscat SAOG, GDR .....................             13
                                                                ------------
                  Total Common Stocks
                    (Cost $96,440) ..........................        132,909
                                                                ------------
PREFERRED STOCK - 0.7%
         BRAZIL - 0.6%
            700   Banco Itau Holding Financeira SA ..........             21
          2,000   Bradespar SA ..............................             67
          9,600   Companhia de Bebidas das Americas, ADR ....            412
        547,000   Companhia Energetica de Minas Gerais ......             25
         58,000   Itausa - Investimentos Itau SA ............            248
          2,800   Usinas Siderurgicas de Minas Gerais SA,
                    Class A .................................            104
          2,108   Vivo Participacoes SA .....................              9
                                                                ------------
                                                                         886
                                                                ------------
         SOUTH KOREA - 0.1% ***
            130   Samsung Electronics Company Ltd. ..........             66
                                                                ------------
                  Total Preferred Stock
                    (Cost $899) .............................            952
                                                                ------------

         PRINCIPAL
         AMOUNT                                                   VALUE
         (000S)                                                   (000S)
         ---------                                              -----------

FOREIGN BONDS AND NOTES - 0.1%
FOREIGN GOVERNMENTS - 0.1%
$            20   Federal Republic of Brazil, Note,
                    8.000% due 01/15/2018 ...................   $         21
             10   Russian Federation, Bond,
                    5.000% due 03/31/2030 ...................             11
            228   Republic of Argentina, Note,
                    5.830% due 12/31/2033 ...................             95
                  Total Foreign Bonds and Notes
                    (Cost $63) ..............................            127
                                                                ------------
REPURCHASE AGREEMENT - 1.8%
  (Cost $2,474)
          2,474   Agreement with Morgan Stanley, 4.450%
                    dated 03/31/2006, to be repurchased at
                    $2,475,000 on 04/03/2006
                    (Collateralized by U.S. Treasury Note,
                    1.875% due 07/15/2013,
                    market value $2,548,000) ................          2,474
                                                                ------------
SHORT-TERM INVESTMENT - 16.4%
  (Cost $22,363)
         22,363   Mellon GSL DBT II
                    Collateral Fund+++ ......................         22,363
                                                                ------------
TOTAL INVESTMENTS (COST $122,239*) .............   116.1%            158,825
OTHER ASSETS (LIABILITIES) (NET) ...............   (16.1)            (21,986)
                                                  ------        ------------
NET ASSETS .....................................   100.0%       $    136,839
                                                  ======        ============
--------------------
  *  Aggregate cost for federal tax purposes.
 ** Some or all of these securities are on loan at March 31, 2006, and have an aggregate market value of $21,285,000, representing 15.6% of the total net assets of the Fund (Collateral value $22,363,000).
*** Investments in the areas of the Pacific Rim at March 31, 2006 are 38.3% of the total net assets of the Fund.
  +  Non-income producing security.
 ++ Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
+++  Represents investment purchased with cash collateral for securities loaned.
# Represents fair value as determined in good faith under the direction of the Board of Trustees.

26                    See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
VT INTERNATIONAL GROWTH FUND

MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                 SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS


         FORWARD FOREIGN CURRENCY CONTRACTS TO BUY
                  CONTRACTS TO RECEIVE
                         (000S)
         ----------------------------------------------         NET
                                                             UNREALIZED
                                                            APPRECIATION/
EXPIRATION        LOCAL        VALUE IN      IN EXCHANGE    (DEPRECIATION)
   DATE          CURRENCY         U.S. $     FOR U.S. $     OF CONTRACTS
----------    ------------    ----------    ------------   ---------------
04/03/2006    EUR       54           66             65       $        1
04/04/2006    CAD       30           26             26               --
04/04/2006    HKD      113           15             15               --
04/04/2006    KRW   10,019           15             15               --
04/05/2006    EUR        4            5              5               --
04/07/2006    EUR      389          471            468                3
04/07/2006    HKD       26            3              3               --
04/12/2006    GBP      101          175            176               (1)
04/24/2006    GBP      378          657            663               (6)
06/14/2006    GBP      250          434            433                1
06/26/2006    GBP      251          435            427                8
07/03/2006    EUR       33           40             40               --

                                                             ----------
                                                             $        6
                                                             ==========

AS OF MARCH 31, 2006, SECTOR DIVERSIFICATION IS AS FOLLOWS:

                                               % OF               VALUE
   SECTOR DIVERSIFICATION                    NET ASSETS          (000S)
COMMON STOCKS:
Banks .....................................    17.4%     $     23,842
Materials .................................    10.4            14,238
Telecommunication Services ................     8.6            11,807
Pharmaceuticals & Biotechnology ...........     6.6             9,039
Capital Goods .............................     6.3             8,599
Energy ....................................     5.3             7,319
Semiconductors & Semiconductor Equipment ..     4.5             6,113
Insurance .................................     4.1             5,648
Automobiles & Components ..................     3.6             4,868
Food, Beverage & Tobacco ..................     3.3             4,537
Diversified Financials ....................     2.8             3,847
Utilities .................................     2.6             3,557
Retailing .................................     2.5             3,388
Real Estate Investment Trusts (REITs) .....     2.3             3,144
Internet Software & Services ..............     2.3             3,134
Electronic Equipment & Instruments ........     2.2             2,981
Consumer Durables & Apparel ...............     2.1             2,897
Media .....................................     1.9             2,553
Transportation ............................     1.8             2,422
Commercial Services & Supplies ............     1.6             2,243
Other .....................................     4.9             6,733
                                             ------      ------------
TOTAL COMMON STOCKS .......................    97.1           132,909
PREFERRED STOCK ...........................     0.7               952
FOREIGN BONDS AND NOTES ...................     0.1               127
REPURCHASE AGREEMENT ......................     1.8             2,474
SHORT-TERM INVESTMENT .....................    16.4            22,363
                                             ------      ------------
TOTAL INVESTMENTS .........................   116.1           158,825
OTHER ASSETS AND LIABILITIES (NET) ........   (16.1)          (21,986)
                                             ------      ------------
NET ASSETS ................................   100.0%     $    136,839
                                             ======      ============



         FORWARD FOREIGN CURRENCY CONTRACTS TO SELL
                  CONTRACTS TO DELIVER
                         (000S)
         ----------------------------------------------         NET
                                                             UNREALIZED
                                                            APPRECIATION/
EXPIRATION        LOCAL        VALUE IN      IN EXCHANGE    (DEPRECIATION)
   DATE          CURRENCY         U.S. $     FOR U.S. $     OF CONTRACTS
----------    ------------    ----------    ------------   ---------------
04/03/2006    CAD        7            7              6      $        (1)
04/03/2006    JPY    2,298           20             20               --
04/04/2006    EUR       74           90             90               --
04/04/2006    JPY    2,344           20             20               --
04/05/2006    CHF       74           57             57               --
04/05/2006    KRW   11,915           12             12               --
04/07/2006    EUR      389          471            470               (1)
04/12/2006    CHF      226          173            176                3
04/24/2006    CAD      775          664            663               (1)
06/14/2006    CHF      559          433            434                1
06/26/2006    CHF      564          437            427              (10)
07/03/2006    HUF    8,784           40             40               --
                                                            -----------
                                                            $        (9)
                                                            -----------
Net Unrealized Depreciation of Forward Foreign
Currency Contracts ......................................   $        (3)
                                                            ============


--------------------------------------------------------------------------------
                               GLOSSARY OF TERMS
                  ADR               --  American Depositary Receipt
                  BHD               --  Bahraini Dinar
                  CAD               --  Canadian Dollar
                  CDI               --  CHESS Depositary Interest
                  CHF               --  Swiss Franc
                  EUR               --  EURO
                  (F)               --  Foreign Shares
                  FDR               --  Fiduciary Depositary Receipt
                  GBP               --  Great Britain Pound Sterling
                  GDR               --  Global Depositary Receipt
                  HKD               --  Hong Kong Dollar
                  HUF               --  Hungarian Forint
                  JPY               --  Japanese Yen
                  KRW               --  Korean Won
                  NVDR              --  Non-Voting Depositary Receipt
--------------------------------------------------------------------------------

                     See Notes to Portfolio of Investments.                   27

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT SHORT TERM INCOME FUND

MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                             VALUE
  (000S)                                                            (000S)
---------                                                          --------
CORPORATE BONDS AND NOTES - 63.6%
         FINANCIAL SERVICES - 12.2%
$         1,000   Berkshire Hathaway Inc., Note,
                    3.375% due 10/15/2008 ...................   $        958
          1,000   CIT Group Inc., Sr. Note,
                    7.375% due 04/02/2007 ...................          1,020
            500   Goldman Sachs Group, Inc., Note,
                    4.125% due 01/15/2008 ...................            490
                  Household Finance Corporation, Note:
          1,500     5.750% due 01/30/2007 ...................          1,507
            250     7.875% due 03/01/2007 ...................            256
            500   Nuveen Investments, Sr. Note,
                    5.000% due 09/15/2010 ...................            483
          1,500   Rollins Truck Leasing Corporation, Deb.,
                    8.375% due 02/15/2007 ...................          1,537
                                                                ------------
                                                                       6,251
                                                                ------------
         BANKS - 10.8%
          1,000   Fifth Third Bank, Note,
                    2.700% due 01/30/2007 ...................            978
          1,000   JPMorgan Chase & Company, Note,
                    5.350% due 03/01/2007 ...................          1,001
          1,500   MBNA America Bank N.A., Note,
                    6.500% due 06/20/2006 ...................          1,505
          1,000   SB Treasury Company LLC, Bond,
                    9.400% to 06/30/2008;
                    10.925% due 12/29/2049** ................          1,077
          1,000   U.S. Bank N.A., Note,
                    2.850% due 11/15/2006 ...................            986
                                                                ------------
                                                                       5,547
                                                                ------------
         REAL ESTATE INVESTMENT TRUSTS/PROPERTY - 6.1%
          1,000   CPG Partners LP, Note,
                    3.500% due 03/15/2009 ...................            950
            750   Developers Diversified Realty Corporation,
                    Sr. Note,
                    6.625% due 01/15/2008 ...................            764
            800   Duke-Weeks Realty Corporation, Note,
                    7.375% due 08/01/2007 ...................            820
            600   EOP Operating LP, Note,
                    7.750% due 11/15/2007 ...................            620
                                                                ------------
                                                                       3,154
                                                                ------------
         CABLE TV - 5.4%
          1,250   AOL Time Warner Inc., Note,
                    6.150% due 05/01/2007 ...................          1,260
          1,000   Cox Enterprises, Inc., Note,
                    4.375% due 05/01/2008** .................            971
            500   Univision Communications Inc., Company
                    Guarantee,
                    7.850% due 07/15/2011 ...................            525
                                                                ------------
                                                                       2,756
                                                                ------------
         HEALTH CARE - 4.8%
          1,500   Amgen Inc., Sr. Note,
                    4.000% due 11/18/2009 ...................          1,436
          1,000   Cardinal Health, Inc., Note,
                    6.250% due 07/15/2008 ...................          1,018
                                                                ------------
                                                                       2,454
                                                                ------------

PRINCIPAL
  AMOUNT                                                             VALUE
  (000S)                                                            (000S)
---------                                                          --------
         UTILITIES - 4.8%
$         1,000   Constellation Energy Group, Inc., Note,
                    6.350% due 04/01/2007 ...................   $      1,009
            350   Pacific Gas & Electric Company, First Mortgage,
                    3.600% due 03/01/2009 ...................            333
            350   Sempra Energy, Note,
                    4.750% due 05/15/2009 ...................            343
            750   Texas-New Mexico Power Company, Sr. Note,
                    6.250% due 01/15/2009 ...................            760
                                                                ------------
                                                                       2,445
                                                                ------------
         AUTO MANUFACTURING & PARTS - 3.9%
          1,000   Ford Motor Credit Company, Note,
                    6.500% due 01/25/2007 ...................            997
          1,000   Toyota Motor Credit Corporation, Note,
                    5.650% due 01/15/2007 ...................          1,003
                                                                ------------
                                                                       2,000
                                                                ------------
         GAMING/LEISURE - 3.8%
          1,000   Carnival Corporation, Company Guarantee,
                    3.750% due 11/15/2007 ...................            975
          1,000   Harrah's Operating Company, Inc., Company
                    Guarantee,
                    5.500% due 07/01/2010 ...................            991
                                                                ------------
                                                                       1,966
                                                                ------------
         SERVICES - 2.9%
          1,000   PHH Corporation, Note,
                    6.000% due 03/01/2008 ...................          1,007
            500   Sealed Air Corporation,
                    Conv. Sr. Note,
                    3.000% due 06/30/2033** .................            493
                                                                ------------
                                                                       1,500
                                                                ------------
         TELECOMMUNICATIONS - 2.9%
            500   TELUS Corporation, Note,
                    7.500% due 06/01/2007 ...................            511
          1,000   Verizon Global Funding Corporation, Note,
                    4.000% due 01/15/2008 ...................            977
                                                                ------------
                                                                       1,488
                                                                ------------
         AIRLINES - 2.0%
          1,000   Southwest Airlines Company, Pass-through
                    Certificates,
                    5.496% due 11/01/2006 ...................          1,002
                                                                ------------
         INFORMATION TECHNOLOGY - 1.4%
            750   Cisco Systems Inc., Note,
                    5.250% due 02/22/2011 ...................            744
                                                                ------------
         BUILDING PRODUCTS - 1.2%
            600   Mohawk Industries, Inc., Note,
                    7.200% due 04/15/2012 ...................            628
                                                                ------------
         FOOD - 0.9%
            500   CVS Corporation, Note,
                    4.000% due 09/15/2009 ...................            477
                                                                ------------

28                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
VT SHORT TERM INCOME FUND

MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                             VALUE
  (000S)                                                            (000S)
---------                                                          --------
CORPORATE BONDS AND NOTES (CONTINUED)
         AEROSPACE/DEFENSE - 0.5%
$           250   Boeing Capital Corporation, Sr. Note,
                    5.650% due 05/15/2006 ...................   $        250
                                                                ------------
                  Total Corporate Bonds and Notes
                    (Cost $33,085) ..........................         32,662
                                                                ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - 13.7%
          1,000   Banc of America Mortgage Securities, Inc.,
                    Pass-through Certificates,
                    Series 2003-6, Class 1A30,
                    4.750% due 08/25/2033 ...................            969
            932   Cendant Mortgage Corporation, Series 2003-3P,
                    Class A1,
                    5.500% due 04/25/2020** .................            921
            933   Chase Mortgage Finance Corporation,
                    Series 2005-S1, Class 1A8,
                    5.500% due 05/25/2035 ...................            922
            565   Credit Suisse First Boston Mortgage Securities
                    Corporation, Pass-through Certificates,
                    Series 2003-29, Class 4A1,
                    6.000% due 12/25/2033 ...................            566
                  Federal Home Loan Mortgage Corporation:
            484     Series 2552, Class KB,
                    4.250% due 06/15/2027 ...................            479
          1,000     Series 2811, Class NU,
                    4.500% due 05/15/2030 ...................            957
            909   Federal National Mortgage Association,
                    Series 2005-100, Class QA,
                    5.000% due 11/25/2035 ...................            894
            635   Government National Mortgage Association,
                    Series 2002-70, Class PA,
                    4.500% due 08/20/2032 ...................            610
            690   GSR Mortgage Loan Trust, Pass-through
                    Certificates,
                    Series 2005-1F, Class 2A1,
                    6.000% due 02/25/2035 ...................            688
                                                                ------------
                  Total CMOs
                    (Cost $7,175) ...........................          7,006
                                                                ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.6%
            965   Federal Home Loan Bank,
                    Series 00-0606, Class Y,
                    5.270% due 12/28/2012 ...................            953
                  Federal Home Loan Mortgage Corporation:
          1,000     Bond,
                    3.250% due 02/25/2008 ...................            967
          1,000     Note,
                    4.125% due 07/12/2010 ...................            962
            500   Federal National Mortgage Association,
                    Note,
                    3.000% to 07/16/2006;
                    5.800% due 07/16/2013 ...................            493
                                                                ------------
                  Total U.S. Government Agency Obligations
                    (Cost $3,456) ...........................          3,375
                                                                ------------

PRINCIPAL
  AMOUNT                                                             VALUE
  (000S)                                                            (000S)
---------                                                          --------
ASSET-BACKED SECURITIES (ABSs) - 5.2%
$           477   Atlantic City Electric Transition Funding LLC,
                    Series 2003-1, Class A1,
                    2.890% due 07/20/2011 ...................   $        460
          1,000   Capital One Multi-Asset Execution Trust,
                    Series 2003-A6, Class A6,
                    2.950% due 08/17/2009 ...................            989
             80   Green Tree Financial Corporation,
                    Series 1995-6, Class B1,
                    7.700% due 09/15/2026 ...................             72
             44   Green Tree Home Improvement,
                    Series 1995-D, Class B2,
                    7.450% due 09/15/2025 ...................             44
            101   Mid-State Trust, Series 4, Class A,
                    8.330% due 04/01/2030 ...................            106
          1,000   WFS Financial Owner Trust, Series 2004-3,
                    Class A4,
                    3.930% due 02/17/2012 ...................            974
                                                                ------------
                  Total ABSs
                    (Cost $2,702) ...........................          2,645
                                                                ------------
U.S. TREASURY NOTES - 3.8%
          1,000   2.000% due 05/15/2006 .....................            997
          1,000   3.250% due 08/15/2008 .....................            966
                                                                ------------
                  Total U.S. Treasury Notes
                    (Cost $1,981) ...........................          1,963
                                                                ------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
  SECURITIES - 2.2%
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 0.7%
            175   6.500% due 01/01/2014 .....................            179
            165   8.000% due 05/01/2027 .....................            174
             20   8.500% due 11/01/2017 .....................             22
                                                                ------------
                  Total FNMA
                    (Cost $360) .............................            375
                                                                ------------
    ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES (ARMs) - 0.6%
             21   Federal Home Loan Mortgage Corporation (FHLMC),
                    5.478% due 11/01/2021+ ..................             21
                  Federal National Mortgage Association (FNMA):
            235     4.644% due 11/01/2032+ ..................            236
              8     4.813% due 01/01/2019+ ..................              8
             16     5.150% due 11/01/2035+ ..................             16
              2     5.507% due 11/01/2022+ ..................              2
              5     5.610% due 04/01/2019+ ..................              5
              9     5.875% due 11/01/2021+ ..................              9
                                                                ------------
                  Total ARMs
                    (Cost $308) .............................            297
                                                                ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 0.5%
            236   6.000% due 05/01/2017 .....................            239
             13   9.500% due 08/01/2016 .....................             14
                                                                ------------
                  Total FHLMC
                    (Cost $252) .............................            253
                                                                ------------

                     See Notes to Portfolio of Investments.                   29

--------------------------------------------------------------------------------
VT SHORT TERM INCOME FUND

MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                             VALUE
  (000S)                                                            (000S)
---------                                                          --------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
  SECURITIES (CONTINUED)
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 0.4%
$            21   8.000% due 06/15/2009-08/15/2012 ..........   $         22
             19   9.000% due 12/15/2020-04/20/2025 ..........             20
            148   10.000% due 02/15/2018-04/15/2025 .........            163
             11   11.000% due 12/15/2015 ....................             13
                                                                ------------
                  Total GNMA
                    (Cost $211) .............................            218
                                                                ------------
                  Total U.S. Government Agency Mortgage-
                    Backed Securities
                    (Cost $1,131) ...........................          1,143
                                                                ------------
COMMERCIAL MORTGAGE-BACKED SECURITIES
  (CMBS) - 0.4%
  (Cost $224)
            225   GMAC Commercial Mortgage Securities Inc.,
                    Series 1999-CTL1, Class A,
                    7.151% due 02/15/2008** .................            229
                                                                ------------
REPURCHASE AGREEMENT - 3.5%
  (Cost $1,797)
          1,797   Agreement with Morgan Stanley, 4.450%
                    dated 03/31/2006, to be repurchased at
                    $1,798,000 on 04/03/2006
                    (Collateralized by U.S. Treasury Note,
                    1.875% due 07/15/2013,
                    market value $1,851,000) ................          1,797
                                                                ------------
TOTAL INVESTMENTS++ (COST $51,551*) .....   99.0%                     50,820
OTHER ASSETS (LIABILITIES) (NET) ........    1.0                         507
                                           -----                ------------
NET ASSETS ..............................  100.0%               $     51,327
                                           =====                ============

------------------------
 * Aggregate cost for federal tax purposes.
** Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
 + Variable rate security. The interest rate shown reflects the rate in effect at March 31, 2006.
++ All securities segregated as collateral for futures contracts.


                                                                    UNREALIZED
         NUMBER OF                                   VALUE         APPRECIATION
         CONTRACTS                                   (000S)           (000S)
         ---------                                   ------      ---------------
FUTURES CONTRACTS-SHORT POSITION
         35       U.S. 5 Year Treasury Note,
                    June 2006 ....................  $  3,655       $      3
                                                                   ========


30                   See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT U.S. GOVERNMENT SECURITIES FUND

MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                             VALUE
  (000S)                                                            (000S)
---------                                                          --------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
  SECURITIES - 65.5%
    FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 32.8%
$         2,970   4.000% due 08/01/2018 .....................   $      2,778
         13,643   4.500% due 04/01/2018-06/01/2035 ..........         12,847
         29,357   5.000% due 04/01/2018-10/01/2035 ..........         28,026
         28,421   5.500% due 12/01/2008-09/01/2035 ..........         27,882
         12,139   6.000% due 01/01/2013-05/01/2034 ..........         12,190
          3,610   6.500% due 11/01/2016-01/01/2032 ..........          3,704
          1,603   7.000% due 04/01/2008-04/01/2032 ..........          1,653
             96   7.500% due 02/01/2031 .....................            100
             86   8.000% due 07/01/2007-12/01/2030 ..........             90
             88   8.500% due 07/01/2029 .....................             95
             21   8.750% due 01/01/2013 .....................             22
                                                                ------------
                  Total FHLMC
                    (Cost $92,596) ..........................         89,387
                                                                ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 27.2%
          4,801   4.500% due 12/01/2018-11/01/2019 ..........          4,600
         17,346   5.000% due 04/01/2018-06/01/2035 ..........         16,804
         30,645   5.500% due 01/01/2017-11/01/2035 ..........         29,986
          9,701   6.000% due 12/01/2016-10/01/2035 ..........          9,741
         10,874   6.500% due 09/01/2024-02/01/2036 ..........         11,145
            957   7.000% due 08/01/2028-11/01/2031 ..........            991
             77   7.500% due 11/01/2029 .....................             81
            387   8.000% due 05/01/2022-09/01/2027 ..........            408
            145   8.500% due 02/01/2023-10/01/2027 ..........            155
            103   9.000% due 09/01/2030 .....................            113
                                                                ------------
                  Total FNMA
                    (Cost $76,153) ..........................         74,024
                                                                ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 5.5%
          7,110   5.500% due 07/20/2033-03/20/2034 ..........          7,025
          5,521   6.000% due 02/20/2029-08/15/2034 ..........          5,588
          1,324   6.500% due 03/20/2031-04/20/2034 ..........          1,366
            337   7.000% due 01/15/2028-06/20/2031 ..........            349
            471   7.500% due 01/15/2023-11/15/2023 ..........            498
             33   7.750% due 12/15/2029 .....................             35
             28   8.000% due 07/15/2026-06/15/2027 ..........             30
                                                                ------------
                  Total GNMA
                    (Cost $15,167) ..........................         14,891
                                                                ------------
                  Total U.S. Government Agency Mortgage-
                    Backed Securities
                    (Cost $183,916) .........................        178,302
                                                                ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - 20.8%
                  Banc of America Mortgage Securities, Inc.,
                    Pass-through Certificates:
          3,500     Series 2003-6, Class 1A30,
                    4.750% due 08/25/2033 ...................          3,390
          1,359     Series 2004-4, Class 2A1,
                    5.500% due 05/25/2034 ...................          1,323
          2,365   Chase Mortgage Finance Corporation,
                    Series 2005-S1, Class 1A15,
                    6.000% due 05/25/2035 ...................          2,299

PRINCIPAL
  AMOUNT                                                             VALUE
  (000S)                                                            (000S)
---------                                                          --------
$         1,092   Countrywide Alternative Loan Trust,
                    Series 2003-13T1, Class A1,
                    4.000% due 08/25/2033 ...................   $      1,065
                  Countrywide Home Loans:
          2,830     Series 2003-50, Class A1,
                    5.000% due 11/25/2018 ...................          2,744
          4,000     Series 2004-4, Class A5,
                    5.250% due 05/25/2034 ...................          3,832
                  Credit Suisse First Boston Mortgage Securities
                    Corporation, Pass-through Certificates:
          2,510     Series 2003-11, Class 1A3,
                    4.500% due 06/25/2033 ...................          2,445
          2,241     Series 2003-8, Class 1A1,
                    5.750% due 04/25/2033 ...................          2,199
                  Federal Home Loan Mortgage Corporation:
          3,884     Series 2449, Class ND,
                    6.500% due 05/15/2030 ...................          3,919
          1,382     Series 2551, Class QK,
                    5.500% due 01/15/2033 ...................          1,353
          1,421     Series 2575, Class LM,
                    4.500% due 05/15/2032 ...................          1,381
          2,000     Series 2981, Class PC,
                    5.500% due 10/15/2031 ...................          1,965
                  Federal National Mortgage Association:
          3,000     Grantor Trust, Series 2000-T5, Class B,
                    7.300% due 05/25/2010 ...................          3,225
          1,982     Series 2002-16, Class TM,
                    7.000% due 04/25/2032 ...................          2,048
          2,635     Series 2002-86, Class JC,
                    5.500% due 02/25/2032 ...................          2,589
          5,041     Series 2003-58, Class PI,
                    5.000% due 02/25/2027 ...................            320
                  Federal National Mortgage Association,
                    REMIC, Pass-through Certificates:
             35     Series 1989-90, Class E,
                    8.700% due 12/25/2019 ...................             37
            638     Series 1992-55, Class DZ,
                    8.000% due 04/25/2022 ...................            655
                  GSR Mortgage Loan Trust, Pass-through Certificates:
          1,817     Series 2003-4F, Class 2A3,
                    5.000% due 05/25/2033 ...................          1,805
          2,762     Series 2005-1F, Class 2A1,
                    6.000% due 02/25/2035 ...................          2,754
                  Prime Mortgage Trust:
          2,748     Series 2004-2, Class A2,
                    4.750% due 11/25/2019 ...................          2,635
          2,860     Series 2005-4, Class 1A1,
                    4.750% due 10/25/2020 ...................          2,759
          3,000   Residential Funding Mortgage Security,
                    Series 2003-S20, Class 1A4,
                    5.500% due 12/25/2033 ...................          2,911
          2,584   Structured Asset Securities Corporation,
                    Series 2005-6, Class 4A1,
                    5.000% due 05/25/2035 ...................          2,451
          4,465   Vendee Mortgage Trust,
                    Series 2000-3, Class 2H,
                    7.500% due 11/15/2014 ...................          4,498
                                                                ------------
                  Total CMOs
                    (Cost $58,280) ..........................         56,602
                                                                ------------

                     See Notes to Portfolio of Investments.                   31

--------------------------------------------------------------------------------
VT U.S. GOVERNMENT SECURITIES FUND

MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                             VALUE
  (000S)                                                            (000S)
---------                                                          --------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.2%
                  Federal Home Loan Bank, Bond:
$         2,000     4.500% due 09/16/2013 ...................   $      1,918
          2,500     6.500% due 08/14/2009 ...................          2,605
          3,000     7.375% due 02/12/2010 ...................          3,231
                  Federal National Mortgage Association:
                    Note:
          2,000     6.000% due 02/03/2020 ...................          1,956
          2,500     3.000% to 07/16/2006;
                    5.800% due 07/16/2013 ...................          2,466
          2,000   Housing Urban Development, Government
                    Guarantee, Series 99-A,
                    6.160% due 08/01/2011 ...................          2,033
                                                                ------------
                  Total U.S. Government Agency Obligations
                    (Cost $14,141) ..........................         14,209
                                                                ------------
U.S. TREASURY NOTES - 4.8%
                  U.S. Treasury Note:
          1,000     3.500% due 12/15/2009 ...................            956
          3,000     4.000% due 02/15/2014 ...................          2,830
          2,000     4.250% due 11/15/2013 ...................          1,921
          5,000     4.750% due 05/15/2014 ...................          4,958
          2,000     5.750% due 08/15/2010 ...................          2,073
            350     6.250% due 02/15/2007 ...................            354
                                                                ------------
                  Total U.S. Treasury Notes
                    (Cost $13,474) ..........................         13,092
                                                                ------------
REPURCHASE AGREEMENT - 4.2%
  (Cost $11,328)
         11,328   Agreement with Morgan Stanley, 4.450%
                    dated 03/31/2006, to be repurchased at
                    $11,332,000 on 04/03/2006
                    (Collateralized by U.S. Treasury Note,
                    1.875% due 07/15/2013,
                    market value $11,667,000) ...............         11,328
                                                                ------------
TOTAL INVESTMENTS (Cost $281,139*) .......  100.5%                   273,533
OTHER ASSETS (LIABILITIES) (NET) .........   (0.5)                    (1,298)
                                            -----               ------------
NET ASSETS ...............................  100.0%              $    272,235
                                            =====               ============

----------------
*   Aggregate cost for federal tax purposes.

--------------------------------------------------------------------------------
                               GLOSSARY OF TERMS
         REMIC    --        Real Estate Mortgage Investment Conduit
--------------------------------------------------------------------------------

32                   See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT INCOME FUND

MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                             VALUE
  (000S)                                                            (000S)
---------                                                          --------
CORPORATE BONDS AND NOTES - 66.1%
         FINANCIAL SERVICES/BANKS - 11.5%
$           500   American General Corporation, Note,
                    7.500% due 07/15/2025 ...................   $        584
          1,000   American General Finance, Inc.,
                    MTN, Series I, 4.625% due 05/15/2009 ....            980
            400   Banc One Corporation, Sub. Note,
                    10.000% due 08/15/2010 ..................            465
          1,000   Bank of America Corporation, Sub. Note,
                    7.800% due 02/15/2010 ...................          1,082
            500   CIT Group Inc.,
                    Sr. Note,
                    7.750% due 04/02/2012 ...................            552
          3,000   Citigroup Inc., Note,
                    6.500% due 01/18/2011 ...................          3,134
          1,000   Farmers Insurance Exchange,
                    Note,
                    6.000% due 08/01/2014** .................            988
          2,500   Goldman Sachs Group, Inc., Bond,
                    6.875% due 01/15/2011 ...................          2,642
          1,000   Hartford Life Insurance Company, Deb.,
                    7.650% due 06/15/2027 ...................          1,180
          1,500   Jefferies Group, Inc., Sr. Note,
                    7.750% due 03/15/2012 ...................          1,637
          1,000   JPMorgan Chase & Company, Sub. Note,
                    5.125% due 09/15/2014 ...................            963
          1,000   Legg Mason, Inc., Sr. Note,
                    6.750% due 07/02/2008 ...................          1,029
          2,000   Merrill Lynch & Company Inc., Note,
                    6.000% due 02/17/2009 ...................          2,037
          1,500   Morgan Stanley Dean Witter & Company, Note,
                    6.750% due 04/15/2011 ...................          1,581
          1,000   Morgan Stanley, Sub. Note,
                    4.750% due 04/01/2014 ...................            935
          1,100   NCNB Corporation, Sub. Note,
                    9.375% due 09/15/2009 ...................          1,232
          2,250   Wells Fargo & Company, Sub. Note,
                    4.625% due 04/15/2014 ...................          2,113
                                                                ------------
                                                                      23,134
                                                                ------------
         OIL & GAS - 8.1%
          1,200   ANR Pipeline Company, Deb.,
                    9.625% due 11/01/2021 ...................          1,475
          1,750   Consolidated Natural Gas Company, Sr. Note,
                    6.850% due 04/15/2011 ...................          1,837
          2,500   El Paso Natural Gas Company, Deb.,
                    7.500% due 11/15/2026 ...................          2,605
          1,000   Enterprise Products Partners LP, Company
                    Guarantee,
                    6.375% due 02/01/2013 ...................          1,021
          1,365   Express Pipeline LP, Sub. Note,
                    7.390% due 12/31/2017** .................          1,415
            775   Hanover Compressor Company,
                    Sr. Note,
                    8.625% due 12/15/2010 ...................            817
                  Petro-Canada:
            500     Deb.,
                    9.250% due 10/15/2021 ...................            648

PRINCIPAL
  AMOUNT                                                             VALUE
  (000S)                                                            (000S)
---------                                                          --------
$         1,000     Note,
                    4.000% due 07/15/2013 ...................   $        904
          2,500   Petrobras International Finance Company,
                    Sr. Note,
                    9.750% due 07/06/2011 ...................          2,944
          1,000   Southern Natural Gas Company, Sr. Note,
                    8.000% due 03/01/2032 ...................          1,102
          1,500   XTO Energy Inc., Sr. Note,
                    6.250% due 04/15/2013 ...................          1,554
                                                                ------------
                                                                      16,322
                                                                ------------
         TRANSPORTATION/AUTO - 7.2%
          2,000   Burlington Northern Santa Fe Corporation,
                    Deb.,
                    8.125% due 04/15/2020 ...................          2,430
            125   Continental Airlines Inc., Pass-through
                    Certificates, Series 1997-4C,
                    6.800% due 07/02/2007 ...................            118
            420   CSX Transportation, Inc., Deb.,
                    9.750% due 06/15/2020 ...................            560
            400   Ford Holdings Inc., Company Guarantee,
                    9.300% due 03/01/2030 ...................            334
            250   Ford Motor Company, Deb.,
                    8.900% due 01/15/2032 ...................            197
          2,000   Ford Motor Credit Company, Note,
                    7.375% due 10/28/2009 ...................          1,882
          1,000   General Motors Corporation, Deb.,
                    9.400% due 07/15/2021 ...................            750
                  Norfolk Southern Corporation:
                    Bond:
            963     5.640% due 05/17/2029 ...................            918
             37     7.800% due 05/15/2027 ...................             44
            580     Deb.,
                    9.750% due 06/15/2020 ...................            780
          2,500     Sr. Note,
                    6.200% due 04/15/2009 ...................          2,558
          2,000   Southwest Airlines Company, Pass-through
                    Certificates, Series A-4,
                    9.150% due 07/01/2016 ...................          2,334
          1,000   Trailer Bridge, Inc.,
                    Sr. Sec. Note,
                    9.250% due 11/15/2011 ...................          1,034
          1,136   United Air Lines Inc.,
                    Pass-through Certificates, (in default),
                    9.560% due 10/19/2018 ...................            612
                                                                ------------
                                                                      14,551
                                                                ------------
         UTILITIES - 6.1%
          1,500   Arizona Public Service Company, Note,
                    6.500% due 03/01/2012 ...................          1,542
          1,850   Illinois Power Company, First Mortgage,
                    7.500% due 06/15/2009 ...................          1,951
          1,000   Metropolitan Edison Company, Sr. Note,
                    4.950% due 03/15/2013 ...................            959
          2,250   Pacific Gas & Electric Company, First Mortgage,
                    4.200% due 03/01/2011 ...................          2,122
                  PacifiCorp, First Mortgage:
          1,500     4.950% due 08/15/2014 ...................          1,436
          1,000     5.250% due 06/15/2035 ...................            894

                     See Notes to Portfolio of Investments.                   33

--------------------------------------------------------------------------------
VT INCOME FUND

MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                             VALUE
  (000S)                                                            (000S)
---------                                                          --------
CORPORATE BONDS AND NOTES (CONTINUED)
         UTILITIES (CONTINUED)
$           500   Public Service Company of New Mexico,
                    Sr. Note,
                    4.400% due 09/15/2008 ...................   $        486
          1,500   Southwestern Electric Power Company, Note,
                    5.375% due 04/15/2015 ...................          1,453
          1,500   Texas-New Mexico Power Company, Sr. Note,
                    6.250% due 01/15/2009 ...................          1,521
                                                                ------------
                                                                      12,364
                                                                ------------
         CONSUMER PRODUCTS/SERVICES - 5.9%
          2,000   Allied Waste North America, Inc., Sr. Note,
                    7.250% due 03/15/2015 ...................          2,050
          1,750   Carnival Corporation, Deb.,
                    7.200% due 10/01/2023 ...................          1,930
          1,000   Cendant Corporation, Note,
                    6.875% due 08/15/2006 ...................          1,005
          1,000   Mattel, Inc., Note,
                    7.300% due 06/13/2011 ...................          1,050
          1,500   Reed Elsevier Capital Inc., Company
                    Guarantee,
                    6.750% due 08/01/2011 ...................          1,573
          1,000   Royal Caribbean Cruises Ltd.,
                    Sr. Note,
                    8.000% due 05/15/2010 ...................          1,074
          1,500   Sealed Air Corporation,
                    Conv. Sr. Note,
                    3.000% due 06/30/2033** .................          1,478
          1,500   Waste Management Inc.,
                    Sr. Note,
                    7.375% due 08/01/2010 ...................          1,602
                                                                ------------
                                                                      11,762
                                                                ------------
         TELECOMMUNICATIONS - 5.8%
          4,000   Deutsche Telephone Finance, Bond,
                    8.500% due 06/15/2010 ...................          4,360
          1,700   Northern Telecom Capital Inc., Company
                    Guarantee,
                    7.400% due 06/15/2006 ...................          1,707
          2,000   Qwest Corporation, Note,
                    8.875% due 03/15/2012 ...................          2,245
          1,000   TELUS Corporation, Note,
                    8.000% due 06/01/2011 ...................          1,104
          2,000   Vodafone Group PLC, Note,
                    7.750% due 02/15/2010 ...................          2,145
                                                                ------------
                                                                      11,561
                                                                ------------
         HEALTH CARE - 3.9%
          2,000   Cardinal Health, Inc., Note,
                    6.750% due 02/15/2011 ...................          2,097
                  DVI, Inc., Sr. Note, (in default):
            400     9.875% due 02/01/2004+ ..................             45
            900     9.875% due 02/01/2004+ ..................            101
          2,000   HCA Inc., Sr. Note,
                    8.750% due 09/01/2010 ...................          2,179
            750   IVAX Corporation, Conv. Sr. Sub. Note,
                    4.500% due 05/15/2008 ...................            763

PRINCIPAL
  AMOUNT                                                             VALUE
  (000S)                                                            (000S)
---------                                                          --------
$         3,000   Tenet Healthcare Corporation, Sr. Note,
                    6.375% due 12/01/2011 ...................   $      2,723
                                                                ------------
                                                                       7,908
                                                                ------------
         REAL ESTATE INVESTMENT TRUSTS (REITs) - 3.8%
                  Arden Realty LP, Note:
          1,000     5.200% due 09/01/2011 ...................            994
          1,000     5.250% due 03/01/2015 ...................            978
          1,000   Developers Diversified Realty Corporation, Note,
                    4.625% due 08/01/2010 ...................            960
          2,000   Health Care Property Investors, Inc.,
                    Note,
                    6.000% due 03/01/2015 ...................          2,007
          2,500   Healthcare Realty Trust, Inc., Sr. Note,
                    8.125% due 05/01/2011 ...................          2,732
                                                                ------------
                                                                       7,671
                                                                ------------
         MEDIA - 3.2%
          1,500   Comcast Cable Communications Inc.,
                    Sr. Note,
                    7.125% due 06/15/2013 ...................          1,590
          2,500   Cox Communications, Inc., Note,
                    7.875% due 08/15/2009 ...................          2,649
          1,200   News America Holdings Inc., Sr. Deb.,
                    8.000% due 10/17/2016 ...................          1,372
            500   Tele-Communications, Inc., Sr. Deb.,
                    7.875% due 08/01/2013 ...................            550
            300   Time Warner Inc., Deb.,
                    9.150% due 02/01/2023 ...................            361
                                                                ------------
                                                                       6,522
                                                                ------------
         GAMING - 3.1%
            500   Harrah's Operating Company Inc., Company
                    Guarantee,
                    8.000% due 02/01/2011 ...................            543
          1,350   Old Evangeline Downs LLC / Diamond Jo LLC,
                    Company Guarantee,
                    8.750% due 04/15/2012 ...................          1,357
          2,000   Park Place Entertainment Corporation, Sr. Note,
                    7.500% due 09/01/2009 ...................          2,107
          2,000   Riviera Holdings Corporation, Company
                    Guarantee,
                    11.000% due 06/15/2010 ..................          2,135
                                                                ------------
                                                                       6,142
                                                                ------------
         RETAIL - 1.8%
          1,000   Fred Meyer Inc., Company Guarantee,
                    7.450% due 03/01/2008 ...................          1,034
          2,500   Safeway Inc., Note,
                    7.500% due 09/15/2009 ...................          2,646
                                                                ------------
                                                                       3,680
                                                                ------------
         INFORMATION TECHNOLOGY - 1.7%
          2,500   Conexant Systems Inc., Conv. Sub. Note,
                    4.000% due 02/01/2007 ...................          2,453
          1,000   Extreme Networks, Inc., Conv. Sub. Note,
                    3.500% due 12/01/2006 ...................            999
                                                                ------------
                                                                       3,452
                                                                ------------

34                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
VT INCOME FUND

MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                             VALUE
  (000S)                                                            (000S)
---------                                                          --------
CORPORATE BONDS AND NOTES (CONTINUED)
         INDUSTRIAL PRODUCTS - 1.5%
$         2,000   Noranda Inc., Note,
                    6.000% due 10/15/2015 ...................   $      1,961
                  Weyerhaeuser Company:
            500     Deb.,
                    7.375% due 03/15/2032 ...................            535
            500     Note,
                    6.750% due 03/15/2012 ...................            521
                                                                ------------
                                                                       3,017
                                                                ------------
         FOREIGN GOVERNMENT - 1.3%
                  Federal Republic of Brazil:
            750     Bond,
                    9.250% due 10/22/2010 ...................            849
            500     Note,
                    8.750% due 02/04/2025 ...................            574
          1,000   United Mexican States, Bond,
                    9.875% due 02/01/2010 ...................          1,142
                                                                ------------
                                                                       2,565
                                                                ------------
         AEROSPACE/DEFENSE - 1.2%
          1,000   Boeing Company, Deb.,
                    8.750% due 08/15/2021 ...................          1,312
          1,000   Orbital Sciences Corporation, Sr. Note,
                    9.000% due 07/15/2011 ...................          1,072
                                                                ------------
                                                                       2,384
                                                                ------------
                  Total Corporate Bonds and Notes
                    (Cost $129,258) .........................        133,035
                                                                ------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
  SECURITIES - 24.0%
    FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 13.6%
          3,022   4.500% due 08/01/2033 .....................          2,801
         12,714   5.000% due 04/01/2018-11/01/2035 ..........         12,240
         10,786   5.500% due 11/01/2017-04/01/2036 ..........         10,566
            999   6.000% due 03/01/2031-05/01/2032 ..........          1,001
            388   6.500% due 06/01/2029-08/01/2029 ..........            397
            248   7.000% due 01/01/2032 .....................            256
             18   9.000% due 01/01/2025 .....................             20
                                                                ------------
                  Total FHLMC
                    (Cost $28,055) ..........................         27,281
                                                                ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 10.0%
          6,739   4.000% due 09/01/2018-10/01/2018 ..........          6,321
          1,515   5.000% due 01/01/2018 .....................          1,480
          8,362   5.500% due 03/01/2033-02/01/2035 ..........          8,180
            810   6.000% due 04/01/2032 .....................            811
          1,220   6.500% due 05/01/2031-05/01/2032 ..........          1,248
             42   7.000% due 01/01/2030 .....................             43
          2,000   7.630% due 02/01/2010 .....................          2,122
                                                                ------------
                  Total FNMA
                    (Cost $20,783) ..........................         20,205
                                                                ------------
PRINCIPAL
  AMOUNT                                                             VALUE
  (000S)                                                            (000S)
---------                                                          --------
         GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 0.4%
$           502   6.000% due 05/20/2032 .....................   $        507
            336   7.000% due 06/20/2031 .....................            348
            27    9.000% due 02/15/2025 .....................             29
                                                                ------------
                  Total GNMA
                    (Cost $866) .............................            884
                                                                ------------
                  Total U.S. Government Agency Mortgage-
                    Backed Securities
                    (Cost $49,704) ..........................         48,370
                                                                ------------
U.S. TREASURY OBLIGATIONS - 7.0%
         U.S. TREASURY NOTES - 4.9%
          2,000   3.375% due 11/15/2008 .....................          1,930
          7,250   3.375% due 12/15/2008 .....................          6,988
          1,000   4.500% due 11/15/2015 .....................            971
                                                                ------------
                                                                       9,889
                                                                ------------
         U.S. TREASURY BOND - 2.1%
          4,000   5.375% due 02/15/2031 .....................          4,212
                                                                ------------
                  Total U.S. Treasury Obligations
                    (Cost $14,793) ..........................         14,101
                                                                ------------
REPURCHASE AGREEMENT - 1.7%
  (Cost $3,465)
          3,465   Agreement with Morgan Stanley, 4.450%
                    dated 03/31/2006, to be repurchased at
                    $3,466,000 on 04/03/2006
                    (Collateralized by U.S. Treasury Note,
                    1.875% due 07/15/2013,
                    market value $3,569,000) ................          3,465
                                                                ------------
TOTAL INVESTMENTS (Cost $197,220*) .......  98.8%                    198,971
OTHER ASSETS (LIABILITIES) (NET) .........   1.2                       2,416
                                           -----                ------------
NET ASSETS ............................... 100.0%               $    201,387
                                           =====                ============

----------------------
 *  Aggregate cost for federal tax purposes.
** Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
 + Defaulted security is past maturity but continues to be valued in recognition of future potential worth.

--------------------------------------------------------------------------------
                               GLOSSARY OF TERMS
         MTN      --         Medium-Term Note
--------------------------------------------------------------------------------

                     See Notes to Portfolio of Investments.                   35

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT MONEY MARKET FUND

MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                             VALUE
  (000S)                                                            (000S)
---------                                                          --------
COMMERCIAL PAPER (YANKEE) - 7.9%
$           700   BNP Paribas Finance, Inc.,
                    4.660% due 05/10/2006+++ ................   $        696
            500   Credit Suisse First Boston,
                    4.720% due 07/03/2006+++** ..............            494
                                                                ------------
                  Total Commercial Paper (Yankee)
                    (Cost $1,190) ...........................          1,190
                                                                ------------
CERTIFICATE OF DEPOSIT (DOMESTIC) - 4.0%
  (Cost $599)
            600   Wells Fargo Bank N.A., Note,
                    4.010% due 07/24/2006 ...................            599
                                                                ------------
CERTIFICATES OF DEPOSIT (YANKEE) - 4.6%
  (Cost $700)
            700   Royal Bank of Canada, NY,
                    4.706% due 06/20/2006++ .................            700
                                                                ------------
CORPORATE BONDS AND NOTES - 33.7%
            800   ACF Parking Ltd., Note,
                    (LOC: Fifth Third Bank),
                    4.820% due 05/01/2022+ ..................            800
            700   Citigroup, Inc., Note,
                    5.750% due 05/10/2006 ...................            701
            754   Everett Clinic, P.S., Bond,
                    (LOC: Bank of America),
                    4.830% due 05/01/2022+ ..................            754
            700   Household Finance Corporation, Note,
                    5.750% due 01/30/2007 ...................            704
            855   Lauren Company LLC, Bond,
                    (LOC: Wells Fargo Bank),
                    4.870% due 07/01/2033+** ................            855
            800   National City Bank, Note,
                    2.500% due 04/17/2006 ...................            800
            500   U.S. Bank N.A., Note,
                    2.850% due 11/15/2006 ...................            494
                                                                ------------
                  Total Corporate Bonds and Notes
                    (Cost $5,108) ...........................          5,108
                                                                ------------
TAXABLE MUNICIPAL BONDS - 36.0%
            750   California Statewide Communities
                    Development Authority, MFHR, (Hallmark
                    House Apartments), Series ZZ-T,
                    (FNMA Collateral),
                    4.930% due 12/15/2036+ ..................            750
            855   Illinois Health Facilities Authority, Health Care
                    Revenue, (Loyola University Health System),
                    Series C, (MBIA Insured),
                    4.870% due 07/01/2024+ ..................            855
            645   Michigan State Housing Development Authority,
                    SFMR, Series D
                    (FSA Insured),
                    4.820% due 06/01/2034+ ..................            645
            720   New York State Housing Finance Agency,
                    Housing Revenue, (West 20th Street Project),
                    Series B, (FNMA Collateral),
                    4.840% due 05/15/2033+ ..................            720

PRINCIPAL
  AMOUNT                                                             VALUE
  (000S)                                                            (000S)
---------                                                          --------
$           600   Oakland-Alameda County, California,
                    Coliseum Authority, Lease Revenue,
                    (Coliseum Project), Series D,
                    (LOC: Wachovia Bank),
                    4.840% due 02/01/2011+ ..................   $        600
            705   Sacramento County, Pension Funding, Revenue
                    Bonds, Seies C, (LOC: Bayerische
                    Landesbank),
                    4.920% due 07/01/2022+ ..................            705
            470   Washington State Housing Finance
                    Commission, MFHR, (Bremerton Project),
                    Series B, (FNMA Collateral),
                    4.880% due 05/15/2033+ ..................            470
            715   Washington State Housing Finance
                    Commission, Nonprofit Community
                    College Foundation Revenue, Series B,
                    (Community College Spokane Foundation),
                    (LOC: Bank of America),
                    4.720% due 07/01/2030+ ..................            715
                                                                ------------
                  Total Taxable Municipal Bonds
                    (Cost $5,460) ...........................          5,460
                                                                ------------
FUNDING AGREEMENT - 3.3%
  (Cost $500)
            500   New York Life Insurance,
                    4.720% due 08/02/2006++*** ..............           500^
                                                                ------------
REPURCHASE AGREEMENT - 10.0%
  (Cost $1,518)
          1,518   Agreement with Morgan Stanley, 4.450%
                    dated 03/31/2006, to be repurchased at
                    $1,519,000 on 04/03/2006
                    (Collateralized by U.S. Treasury Note,
                    1.875% due 07/15/2013,
                    market value $1,563,000) ................          1,518
                                                                ------------
TOTAL INVESTMENTS (Cost $15,075*) ........  99.5%                     15,075
OTHER ASSETS (LIABILITIES) (NET) .........   0.5                          75
                                           -----                ------------
NET ASSETS ............................... 100.0%               $     15,150
                                           =====                ============

----------------------
  * Aggregate cost for federal tax purposes.
 ** Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
*** Security is restricted and illiquid.  It was acquired on August 3, 2005, and has a value of $0.03 per Fund share at March 31, 2006.
  + Securities with a maturity date of more than thirteen months have variable rates and/or demand features which qualify them as short-term securities. Securities are secured by bank letters of credit or guarantees by certain corporations. The interest rates shown are those in effect at March 31, 2006. These rates change periodically based on specified market rates or indicies.
 ++ Floating rate security whose interest rate is reset periodically based on an index.
+++ Rate represents discount rate on purchase date.
  ^ Represents fair value as determined in good faith under the direction of the Board of Trustees.

--------------------------------------------------------------------------------
                               GLOSSARY OF TERMS
                  FNMA     -- Federal National Mortgage Association
                  FSA      -- Financial Security Assurance
                  LOC      -- Letter of Credit
                  MBIA     -- Municipal Bond Investors Assurance
                  MFHR     -- Multi-family Housing Revenue
                  SFMR     -- Single Family Mortgage Revenue
--------------------------------------------------------------------------------

36                   See Notes to Portfolio of Investments.

NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
WM VARIABLE TRUST

--------------------------------------------------------------------------------
1. VALUATION AND INVESTMENT PRACTICES
PORTFOLIO VALUATION:
Securities that are primarily traded on a U.S. exchange (excluding securities traded through the NASDAQ National Market System, which are valued at the NASDAQ official closing price) are valued at the last reported sales price on that exchange or, if there were no sales during the day (and no official closing price on such day), at the mean of the current day's bid and asked prices. Securities traded only on over-the-counter markets (other than the NASDAQ National Market System and the U.S. Government Securities System) are valued at the mean of the current day's bid and asked prices.

The value of a foreign security is determined in its functional currency as of the close of trading on the foreign exchange on which it is traded or at the close of the New York Stock Exchange, if that is earlier, or if there has been movement in the U.S. market and/or other economic indicators that exceed a specified threshold, the foreign security is fair valued. The value is then converted into its U.S. dollar equivalent using prevailing exchange rates on the day the value of the foreign security is determined.

Options are generally valued at the last sale price or, in the absence of a last sale price, at the mean of the current day's bid and asked prices. The value of a futures contract equals the unrealized gain or loss on the contract, which is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued.

Debt securities of U.S. issuers (other than short-term investments), including municipal securities, are valued by one or more independent pricing services retained by the Trust. When, in the judgment of a pricing service, market quotations for these securities are readily available, they are valued at the mean between the quoted bid and asked prices. Short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined by, or under the direction of, the Funds' Board of Trustees which may rely on the assistance of one or more pricing services.

The investments of the Money Market Fund are valued on the basis of amortized cost in accordance with Rule 2a-7 of the 1940 Act, which approximates market value and does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, as long as the amortized cost fairly reflects the market-based net asset value per share. Certain other assets may be valued by the Advisor under the supervision of the Fund's Board of Trustees.

REPURCHASE AGREEMENTS:
Each Fund may enter into repurchase agreement transactions. A repurchase agreement is a purchase of an underlying debt obligation subject to an agreement by the seller to repurchase the obligation at an agreed upon price and time. It is each Fund's policy that its custodian take possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Fund would seek to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Advisor, acting under the supervision of the Board of Trustees of the Trust, reviews the value of the collateral and the creditworthiness of those banks and broker-dealers with whom each Fund enters into repurchase agreements.

FUTURES CONTRACTS:
Certain Funds may enter into futures transactions. The underlying value of a futures contract is incorporated within the unrealized appreciation/(depreciation) shown in the Portfolio of Investments under the caption "Futures Contracts."

Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount (known as an initial margin deposit). Subsequent payments (known as variation margins) are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Should market conditions change unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

PURCHASED OPTION CONTRACTS:
Certain Funds may enter into put and call option contracts. These Funds may use option contracts to manage their exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Upon entering into a put or call option, the premium paid is recorded as an investment. The daily changes in contract value are recorded as unrealized gains or losses. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option plus related transaction costs. When the Fund exercises a put option, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

FOREIGN CURRENCY:
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Unrealized gains and losses, not relating to securities, which result from changes in foreign currency exchange rates have been included in unrealized appreciation/(depreciation) of investments. Unrealized gains and losses of securities, which result from changes in foreign currency exchange rates as well as changes in market prices of securities, have been included in unrealized appreciation/(depreciation) of investments. Net realized foreign currency gains and losses, which result from changes in exchange rates between trade date and settlement date on investment transactions as well as the difference between the

--------------------------------------------------------------------------------
WM VARIABLE TRUST

--------------------------------------------------------------------------------
amounts of interest and dividends recorded on the books of the Funds and the amount actually received, have been included in realized gains/(losses) on investment transactions. Foreign currency gains and losses, which result from fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date, have been included in realized gains/(losses) on investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS:
Certain Funds may enter into forward foreign currency contracts. Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. These Funds may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Funds' foreign currency exposure. These contracts are valued daily, and a Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. Due to the risks, the Funds could incur losses up to the entire contract amount, which may exceed the net unrealized value.

ILLIQUID INVESTMENTS:
Each Fund may invest a portion of its net assets in securities that are not readily marketable, including: (1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; (3) certain futures contracts and options; (4) certain variable rate demand notes having a demand period of more than seven calendar days; (5) securities, the disposition of which are restricted under Federal securities laws, excluding certain Rule 144A securities, as defined in the following paragraph; and (6) certain over-the-counter options.

Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which the Funds have valued the investments. This may have an adverse effect on the Fund's ability to dispose of particular illiquid securities at fair market value and may limit the Fund's ability to obtain accurate market quotations for purposes of valuing the securities and calculating the net asset value of shares of the Fund. The Funds may also purchase securities that are not registered under the Securities Act of 1933, as amended (the "Act"), but that can be sold to qualified institutional buyers in accordance with Rule 144A under the Act ("Rule 144A Securities"). Rule 144A Securities generally must be sold only to other qualified institutional buyers. If a particular investment in Rule 144A Securities is not determined to be liquid under the guidelines established by the Board of Trustees, the investment will be subject to a Fund's limitation on investment in illiquid securities as indicated above.

SECURITIES TRANSACTIONS:
Securities transactions are recorded on a trade date basis. Realized gains and losses from securities sold are recorded on the identified cost basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

2. LENDING OF SECURITIES
Certain Funds may lend securities to brokers, dealers and other financial organizations to earn additional income. The Funds also continue to receive interest or dividends on the securities loaned. Each security loan is collateralized with assets in an amount equal to or greater than the current market value of the loaned securities. There is a risk of delay in receiving collateral, that the collateral could lose value or become valueless, or in recovering the securities loaned or even a loss of rights in collateral should the borrower fail financially.

At March 31, 2006, each of the Funds with outstanding loans of securities to certain brokers, dealers or other financial institutions has segregated cash and/or securities at least equal to the market value of securities loaned with the Funds' custodian. The Funds currently invest the segregated cash in Mellon GSL DBT II which is a common collective trust that invests in high grade short term investments.

3. UNREALIZED APPRECIATION/(DEPRECIATION)
At March 31, 2006, the aggregate gross unrealized appreciation/(depreciation) on a tax basis are as follows:


                                                                         (IN THOUSANDS)
                                     -----------------------------------------------------------------------------------------------
                                                   VT EQUITY     VT GROWTH    VT WEST COAST    VT MID CAP               VT SMALL CAP
                                        VT REIT     INCOME       & INCOME        EQUITY         STOCK        VT GROWTH     VALUE
                                          FUND       FUND          FUND          FUND            FUND           FUND        FUND
                                       --------    ---------    ----------    -------------  ------------   ---------   -----------
Tax basis unrealized appreciation ..   $ 20,600    $  57,824    $  66,197     $   50,516     $    35,481    $  44,177   $   7,512
Tax basis unrealized depreciation ..       (347)      (1,145)      (5,620)        (4,838)           (223)      (3,256)     (3,180)
                                       --------    ---------    ---------     ----------     -----------    ---------   ---------
Net tax basis unrealized appreciation  $ 20,253    $  56,679    $  60,577     $   45,678     $    35,258    $  40,921   $   4,332
                                       ========    =========    =========     ==========     ===========    =========   =========

                                                                                          VT U.S.
                                     VT SMALL CAP    VT INTERNATIONAL   VT SHORT TERM   GOVERNMENT                        VT MONEY
                                        GROWTH          GROWTH            INCOME        SECURITIES      VT INCOME          MARKET
                                         FUND           FUND               FUND            FUND           FUND              FUND
                                      ---------       ---------         ---------       ---------       ---------         --------
Tax basis unrealized appreciation ..   $ 12,536       $  37,905         $     151       $     707       $   7,348         $     --
Tax basis unrealized depreciation ..       (869)         (1,319)             (882)         (8,313)         (5,597)              --
                                       --------       ---------         ---------       ---------       ---------         --------
Net tax basis unrealized appreciation/
  (depreciation) ...................   $ 11,667       $  36,586         $    (731)      $  (7,606)      $   1,751         $     --
                                       ========       =========         =========       =========       =========         ========

PORTFOLIOS OF INVESTMENTS
--------------------------------------------------------------------------------
VT FLEXIBLE INCOME PORTFOLIO
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       VALUE
         SHARES                                                       (000S)
         ------                                                       ------

INVESTMENT COMPANY SECURITIES -- 99.6%
         EQUITY FUNDS -- 25.2%
         522,168  WM VT Equity Income Fund ..................   $      9,712
         679,985  WM VT Growth & Income Fund ................         12,920
       1,090,491  WM VT Growth Fund .........................         15,507
         334,688  WM VT Mid Cap Stock Fund ..................          6,286
         111,980  WM VT REIT Fund ...........................          2,226
         227,143  WM VT Small Cap Growth Fund+ ..............          2,480
         185,846  WM VT Small Cap Value Fund ................          2,446
         121,218  WM VT West Coast Equity Fund ..............          2,862
                                                                ------------
                  Total Equity Funds
                    (Cost $37,569) ..........................         54,439
                                                                ------------
         FIXED-INCOME FUNDS -- 74.4%
       1,641,996  WM High Yield Fund ........................         13,990
       4,998,643  WM VT Income Fund .........................         53,285
      10,182,693  WM VT Short Term Income Fund ..............         25,864
       6,434,532  WM VT U.S. Government Securities Fund .....         67,241
                                                                ------------
                  Total Fixed-Income Funds
                    (Cost $155,866) .........................        160,380
                                                                ------------
                  Total Investment Company Securities
                    (Cost $193,435) .........................        214,819
                                                                ------------

         PRINCIPAL
          AMOUNT
          (000S)
         --------
REPURCHASE AGREEMENT -- 0.2%
   (Cost $446)
$            446  Agreement with Morgan Stanley,
                    4.450% dated 03/31/2006, to be
                    repurchased at $446,000 on
                    04/03/2006 (Collateralized by U.S.
                    Treasury Note, 1.875% due 07/15/2013,
                    market value $459,000) ..................            446
                                                                ------------
TOTAL INVESTMENTS (Cost $193,881*) ......   99.8%                    215,265
OTHER ASSETS (LIABILITIES) (NET) ........    0.2                         372
                                           -----                ------------
NET ASSETS ..............................  100.0%               $    215,637
                                           =====                ============

---------------------------
*  Aggregate cost for federal tax purposes.
+  Non-income producing security.



VT CONSERVATIVE BALANCED PORTFOLIO
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      VALUE
         SHARES                                                       (000S)
         ------                                                       ------
INVESTMENT COMPANY SECURITIES -- 99.7%
         EQUITY FUNDS -- 44.6%
         369,824  WM VT Equity Income Fund ..................   $      6,879
         321,776  WM VT Growth & Income Fund ................          6,114
         532,480  WM VT Growth Fund .........................          7,572
         260,934  WM VT International Growth Fund ...........          4,125
         144,586  WM VT Mid Cap Stock Fund ..................          2,715
          84,376  WM VT REIT Fund ...........................          1,677
          84,056  WM VT Small Cap Growth Fund+ ..............            918
          73,834  WM VT Small Cap Value Fund ................            972
         129,723  WM VT West Coast Equity Fund ..............          3,063
                                                                ------------
                  Total Equity Funds
                    (Cost $25,709) ..........................         34,035
                                                                ------------
         FIXED-INCOME FUNDS -- 55.1%
         517,860  WM High Yield Fund ........................          4,412
       1,263,563  WM VT Income Fund .........................         13,470
       1,680,385  WM VT Short Term Income Fund ..............          4,268
       1,903,062  WM VT U.S. Government Securities Fund .....         19,887
                                                                ------------
                  Total Fixed-Income Funds
                    (Cost $41,503) ..........................         42,037
                                                                ------------
                  Total Investment Company Securities
                    (Cost $67,212) ..........................         76,072
                                                                ------------
         PRINCIPAL
          AMOUNT
          (000S)
         -------
REPURCHASE AGREEMENT -- 0.2%
  (Cost $189)
$            189  Agreement with Morgan Stanley,
                    4.450% dated 03/31/2006, to be
                    repurchased at $189,000 on
                    04/03/2006 (Collateralized by U.S.
                    Treasury Note, 1.875% due 07/15/2013,
                    market value $195,000) ..................            189
                                                                ------------
TOTAL INVESTMENTS (Cost $67,401*) .......   99.9%                     76,261
OTHER ASSETS (LIABILITIES) (NET) ........    0.1                          77
                                           -----                ------------
NET ASSETS ..............................  100.0%               $     76,338
                                           =====                ============

--------------------
*  Aggregate cost for federal tax purposes.
+  Non-income producing security.


                     See Notes to Portfolio of Investments.                    1

PORTFOLIOS OF INVESTMENTS
--------------------------------------------------------------------------------
VT BALANCED PORTFOLIO
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                       VALUE
         SHARES                                                       (000S)
         ------                                                       ------
INVESTMENT COMPANY SECURITIES -- 92.3%
         EQUITY FUNDS -- 61.7%
       4,429,001  WM VT Equity Income Fund ..................   $     82,379
       4,287,179  WM VT Growth & Income Fund ................         81,456
       7,566,530  WM VT Growth Fund .........................        107,596
       3,556,744  WM VT International Growth Fund ...........         56,232
       1,904,370  WM VT Mid Cap Stock Fund ..................         35,764
       1,114,468  WM VT REIT Fund ...........................         22,156
       1,273,419  WM VT Small Cap Growth Fund+ ..............         13,906
       1,080,828  WM VT Small Cap Value Fund ................         14,224
       1,762,190  WM VT West Coast Equity Fund ..............         41,605
                                                                ------------
                  Total Equity Funds
                    (Cost $338,560) .........................        455,318
                                                                ------------
FIXED-INCOME FUNDS -- 30.6%
       3,676,050  WM High Yield Fund ........................         31,320
       6,621,894  WM VT Income Fund .........................         70,589
       2,760,839  WM VT Short Term Income Fund ..............          7,013
      11,180,879  WM VT U.S. Government Securities Fund .....        116,840
                                                                ------------
                  Total Fixed-Income Funds
                    (Cost $213,465) .........................        225,762
                                                                ------------
                  Total Investment Company Securities
                    (Cost $552,025) .........................        681,080
                                                                ------------
         PRINCIPAL
          AMOUNT
          (000S)
         -------
REPURCHASE AGREEMENT -- 0.4%
  (Cost $2,948)
$          2,948  Agreement with Morgan Stanley,
                    4.450% dated 03/31/2006, to be
                    repurchased at $2,949,000 on
                    04/03/2006 (Collateralized by U.S.
                    Treasury Note, 1.875% due 07/15/2013,
                    market value $3,036,000) ................          2,948
                                                                ------------
TOTAL INVESTMENTS (Cost $554,973*) ......   92.7%                    684,028
OTHER ASSETS (LIABILITIES) (NET) ........    7.3                      53,803
                                           -----                ------------
NET ASSETS ..............................  100.0%               $    737,831
                                           =====                ============

------------------------
*  Aggregate cost for federal tax purposes.
+  Non-income producing security.


VT CONSERVATIVE GROWTH PORTFOLIO
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       VALUE
         SHARES                                                       (000S)
         ------                                                       ------
INVESTMENT COMPANY SECURITIES -- 99.9%
         EQUITY FUNDS -- 86.1%
       3,458,950  WM VT Equity Income Fund ..................   $     64,336
       3,338,703  WM VT Growth & Income Fund ................         63,435
       5,548,433  WM VT Growth Fund .........................         78,899
       2,572,494  WM VT International Growth Fund ...........         40,671
       1,440,974  WM VT Mid Cap Stock Fund ..................         27,062
         856,393  WM VT REIT Fund ...........................         17,025
       1,053,294  WM VT Small Cap Growth Fund+ ..............         11,502
         886,766  WM VT Small Cap Value Fund ................         11,670
       1,360,115  WM VT West Coast Equity Fund ..............         32,112
                                                                ------------
                  Total Equity Funds
                    (Cost $270,883) .........................        346,712
                                                                ------------
         FIXED-INCOME FUNDS -- 13.8%
       1,210,796  WM High Yield Fund ........................         10,316
       1,473,311  WM VT Income Fund .........................         15,705
       2,836,032  WM VT U.S. Government Securities Fund .....         29,637
                                                                ------------
                  Total-Fixed Income Funds
                    (Cost $51,819) ..........................         55,658
                                                                ------------
                  Total Investment Company Securities
                    (Cost $322,702) .........................        402,370
                                                                ------------

         PRINCIPAL
          AMOUNT
          (000S)
         -------
REPURCHASE AGREEMENT -- 0.1%
  (Cost $364)
$            364  Agreement with Morgan Stanley,
                    4.450% dated 03/31/2006, to be
                    repurchased at $364,000 on
                    04/03/2006 (Collateralized by U.S.
                    Treasury Note, 1.875% due 07/15/2013,
                    market value $375,000) ..................            364
                                                                ------------
TOTAL INVESTMENTS (Cost $323,066*) .......  100.0%                   402,734
OTHER ASSETS (LIABILITIES) (NET) .........    0.0                       (177)
                                            -----               ------------
NET ASSETS ...............................  100.0%              $    402,557
                                            =====               ============

-----------------------
*   Aggregate cost for federal tax purposes.
+   Non-income producing security.

2                    See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT STRATEGIC GROWTH PORTFOLIO
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       VALUE
         SHARES                                                       (000S)
         ------                                                       ------
INVESTMENT COMPANY SECURITIES -- 99.6%
         EQUITY FUNDS -- 95.6%
       1,817,212  WM VT Equity Income Fund ..................   $     33,800
       1,751,085  WM VT Growth & Income Fund ................         33,271
       3,250,790  WM VT Growth Fund .........................         46,226
       1,455,786  WM VT International Growth Fund ...........         23,016
         866,541  WM VT Mid Cap Stock Fund ..................         16,274
         419,125  WM VT REIT Fund ...........................          8,332
         567,075  WM VT Small Cap Growth Fund+ ..............          6,193
         462,317  WM VT Small Cap Value Fund ................          6,084
         769,184  WM VT West Coast Equity Fund ..............         18,160
                                                                ------------
                  Total Equity Funds
                    (Cost $152,906) .........................        191,356
                                                                ------------
         FIXED-INCOME FUND -- 4.0%
           (Cost $7,388)
         938,648  WM High Yield Fund ........................          7,997
                                                                ------------
                  Total Investment Company Securities
                    (Cost $160,294) .........................        199,353
                                                                ------------


         PRINCIPAL
          AMOUNT
          (000S)
         -------

REPURCHASE AGREEMENT -- 0.2%
   (Cost $461)
$        461      Agreement with Morgan Stanley,
                  4.450% dated 03/31/2006, to be
                  repurchased at $461,000 on
                  04/03/2006 (Collateralized by U.S.
                  Treasury Note, 1.875% due 07/15/2013,
                  Market value $475,000) ....................            461
                                                                ------------
TOTAL INVESTMENTS (Cost $160,755*) .................     99.8%       199,814
OTHER ASSETS (LIABILITIES) (NET) ...................      0.2            373
                                                      -------   ------------
NET ASSETS .........................................    100.0%  $    200,187
                                                      =======   ============


-----------------------------
*   Aggregate cost for federal tax purposes.
+   Non-income producing security.





                    See Notes to Portfolio of Investments.                     3

NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS


1. VALUATION AND INVESTMENT PRACTICES

PORTFOLIO VALUATION:
Investments in the Underlying Funds are valued at net asset value per Class 1 share or of the respective Underlying Funds determined as of the close of the New York Stock Exchange on each valuation date. Short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value.

REPURCHASE AGREEMENTS:
Each Portfolio may enter into repurchase agreement transactions. A repurchase agreement is a purchase of an underlying debt obligation subject to an agreement by the seller to repurchase the obligation at an agreed upon price and time. It is each Portfolio's policy that its custodian take possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Portfolio would seek to use the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Advisor, acting under the supervision of the Portfolios' Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and broker-dealers with whom each Portfolio enters into repurchase agreements.

SECURITIES TRANSACTIONS:
Securities transactions are recorded on a trade date basis. Realized gains and losses from securities sold are recorded on the identified cost basis.

2. UNREALIZED APPRECIATION/(DEPRECIATION)

At March 31, 2006, the aggregate gross unrealized appreciation/(depreciation) on a tax basis are as follows:


                                                                                           (IN THOUSANDS)
                                                             -----------------------------------------------------------------------

                                                     VT FLEXIBLE     VT CONSERVATIVE                VT CONSERVATIVE    VT STRATEGIC
                                                       INCOME           BALANCED       VT BALANCED      GROWTH            GROWTH
                                                      PORTFOLIO         PORTFOLIO        PORTFOLIO     PORTFOLIO         PORTFOLIO
                                                      ---------         ---------        ---------     ---------         ---------
Tax basis unrealized appreciation .................   $  21,474         $   9,014        $ 129,055     $  81,019         $  39,059
Tax basis unrealized depreciation .................         (90)             (154)              --        (1,351)               --
                                                      ---------         ---------        ---------     ---------         ---------
Net tax basis unrealized appreciation .............   $  21,384         $   8,860        $ 129,055     $  79,668         $  39,059
                                                      =========         =========        =========     =========         =========

3. UNDERLYING FUNDS

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available at http://www.sec.gov and also may be reviewed and copied at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 800-SEC-0330.

4